UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21993

RevenueShares ETF Trust
(Exact name of registrant as specified in charter)

One Commerce Square, 2005 Market Street Suite 2020 Philadelphia, Pennsylvania		19103
(Address of principal executive offices)		(Zip code)

Vincent T. Lowry One Commerce Square, 2005 Market Street Suite 2020 Philadelphia, Pennsylvania 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-877-738-8870

Date of fiscal year end:	June 30

Date of reporting period:	July 1, 2008 – June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

RevenueSharesTM ETF Trust
Annual Report to Shareholders

June 30, 2009

www.RevenueSharesETFs.com | 877.738.8870

Table of Contents

Letter to Shareholders	2

Management Discussion of Fund Performance	4

Shareholder Expense Examples	15

Schedule of Investments Summary Tables	16

Schedules of Investments

RevenueShares Large Cap Fund	17

RevenueShares Mid Cap Fund	22

RevenueShares Small Cap Fund	27

RevenueShares Financials Sector Fund	33

RevenueShares ADR Fund	34

RevenueShares Navellier Overall A-100 Fund	37

Statements of Assets and Liabilities	40

Statements of Operations	41

Statements of Changes in Net Assets	42

Financial Highlights	44

Notes to Financial Statements	46

Report of Independent Registered Public Accounting Firm	54

Board Approval of Investment Advisory and Sub-Advisory Agreements	55

Trustees and Officers of the RevenueShares ETF Trust	58

Supplemental Information	60

Letter To Shareholders

August 2009

Dear Shareholder:

RevenueShares ETF Trust completed its first full fiscal year during the most challenging global equity market in a generation. For the periods ended June 30, 2009, the RevenueShares ETFs of RWL (RevenueShares Large Cap Fund) returned -26.27%, RWK (RevenueShares Mid Cap Fund) returned -21.39%, RWJ (RevenueShares Small Cap Fund) returned -13.67%. RWW (RevenueShares Financials Sector Fund) returned -9.87%*, RTR (RevenueShares ADR Fund) returned 21.15%**, and RWV (RevenueShares Navellier Overall A-100 Fund) returned 10.48%*** (Fund performance reflects net asset value). However, since early March 2009 the global equity markets have turned up and pulled ahead significantly enough to turn most domestic and global equity indexes into positive territory. The Revenue Weighted Strategies have responded well during this period with several funds outperforming their underlying indexes for the calendar year-to-date. It is important to note past performance is not an indicator of future results.

Calendar Year-To-Date as of 06/30/09 at NAV:

°  RWL, 4.59% vs. S&P 500 Index, 3.19%

°  RWK, 18.30% vs. S&P MidCap 400 Index, 8.47%

°  RWJ, 14.36% vs. S&P SmallCap 600 Index, .67%

°  RWW, 2.46% vs. S&P 500 Financials Index, -3.31%

°  RTR, 12.15% vs. S&P ADR Index, 10.09%

°  RWV, 10.48% vs. Russell 3000 Index, 16.63%***

We believe the equity markets will continue to rise slowly over the next several months in anticipation of a global economic expansion. However, this recovery will be more difficult to measure because of the continued uncertainty surrounding the global banking system. Until the question surrounding the banking system becomes more transparent and better understood we believe the global expansion will not be as robust as in the past, however, we believe the economy will expand enough for the equity markets to outperform bonds.

China continues to expand economically, as its construction and other sectors experienced increased activity during the first six months of 2009. In the United States, unemployment continues to loom as the major obstacle to the domestic housing recovery. We believe the fall in the housing market led the U.S. and global economies into this difficult downturn and that a stable U.S. housing market is essential for a broad economic expansion. An economic expansion will also require a greater global demand for goods and services from many of the emerging economies. Despite the many obstacles and challenges to come during the upcoming year, we believe the powerful force of individuals in the emerging global economies desiring to live better will provide the next growth engine needed for a global economic recovery.

Vincent T. Lowry
C.E.O. and Chief Investment Officer
VTL Associates, LLC

An investment in the Funds is subject to investment risk, including the possible loss of principal amount invested. Fund returns may not match the return of their respective Index, known as non-correlation risk, due to operating expenses incurred by the Funds. The alternative weighting approach employed by the Funds (i.e., using revenues as a weighting measure), while designed to enhance potential returns, may not produce the desired results. The risks associated with each specific fund are detailed in the prospectus and could include factors such as increased volatility risk, small and medium capitalization stock risk, concentration risk, non-diversification risk, financials sector risk, American Depositary

Letter To Shareholders — concluded

Receipt risk, currency exchange risk, foreign market risk, growth style investing risk, portfolio turnover risk, and/or special risks of exchange-traded funds.

Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. One cannot invest directly in an index. RevenueShares ETFs are not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation regarding the advisability of investing in RevenueShares ETFs.

The views in this letter were those of the Fund manager as of the publication of the report and may not necessarily reflect his views on the date of this letter is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Funds' present investment methodology and do not constitute investment advice.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The price used to calculate market return ("Market Price") is determined by using the closing price on the primary stock exchange on which the shares of the Fund are listed for trading when the fund's NAV is calculated at market close. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Returns less than one year are cumulative.

*  Since inception on November 10, 2008

**  Since inception on November 18, 2008

***  Since inception on January 21, 2009

Management Discussion of Fund Performance

June 30, 2009

RevenueShares Large Cap FundTM (Ticker: RWL)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500 Index ("S&P 500") by investing in the constituent securities of the S&P 500 in the same proportions as the RevenueShares Large Cap Index. The S&P 500 is a stock market index comprised of a representative sample of common stocks of 500 leading companies in leading industries of the United States economy selected by Standard & Poor's®. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of large capitalization companies included in the S&P 500 and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines large capitalization companies as companies that are included in the S&P 500 at the time of purchase. The Fund will provide shareholders with at least 60 days' notice prior to any change in this policy.

The RevenueShares Large Cap Fund (RWL) underperformed the S&P 500 during the fiscal year ended June 30, 2009, returning -26.27% vs. -26.21% for the S&P 500. Market participants began to slowly initiate positions in riskier assets outside the U.S. Treasury market and, as a result, corporate bond spreads have narrowed significantly reducing costs for corporations. The equity market is also experiencing positive inflows. Collectively, many more signs of economic stability are emerging. These trends will need to continue for the economy to rebound during the remainder of 2009.

Sector Allocations As of June 30, 2009
Sector	Percentage of Net Assets
Consumer Discretionary	16.16
Energy	14.54
Consumer Staples	13.21
Financials	12.91
Health Care	10.65
Industrials	10.28
Information Technology	10.13
Materials	4.31
Utilities	4.00
Telecommunication Services	3.41
Total Investments	99.60
Other Asset in Excess of Liabilities	0.40
Net Assets	100.00
Top Ten Fund Holdings As of June 30, 2009
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.89
Wal-Mart Stores, Inc.	3.21
Ford Motor Co.	3.01
Chevron Corp.	2.25
ConocoPhillips	1.78
Goldman Sachs Group, Inc.	1.55
Morgan Stanley	1.41
International Business Machines Corp.	1.30
General Electric Co.	1.24
Hewlett-Packard Co.	1.23
Total	20.87

Management Discussion of Fund Performance — continued

Fund Performance History (%)	Annualized Total Return As of June 30, 2009
	Since Inception (February 22, 2008)	1 Year
Index
RevenueShares Large Cap IndexTM	(24.46)%	(25.85)%
S&P 500 Index	(22.42)%	(26.21)%
Fund
NAV Return	(25.08)%	(26.27)%
Market Price	(25.10)%	(26.52)%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Large Cap Fund's annual operating expense ratio (gross) is 2.32% and the net expense is .49%. (Actual expenses can be referenced in the Financial Highlights section later in the report.) The Fund's advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses from exceeding the net expense ratio. This agreement is in effect until October 31, 2011. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.revenuesharesetfs.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Large Cap Index returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Management Discussion of Fund Performance — continued

June 30, 2009

RevenueShares Mid Cap FundTM (Ticker: RWK)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P MidCap 400 Index ("S&P MidCap 400") by investing in the constituent securities of the S&P MidCap 400 in the same proportions as the RevenueShares Mid Cap Index . The S&P MidCap 400 is a stock market index comprised of common stock of 400 mid-sized companies selected by Standard & Poor's®. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of mid capitalization companies included in the S&P MidCap 400 and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines mid capitalization companies as companies that are included in the S&P MidCap 400 at the time of purchase. The Fund will provide shareholders with at least 60 days' notice prior to any change in this policy.

The RevenueShares Mid Cap Fund (RWK) experienced a negative return for the fiscal year ended June 30, 2009 of -21.39%, vs. -28.02% for the S&P MidCap 400. Despite the negative return, RWK has turned in a strong rebound since early March and continues to post positive returns for the calendar year 2009. Energy, financial and information technology sectors were strong calendar year-to-date sector performers for the Fund.

Sector Allocations As of June 30, 2009
Sector	Percentage of Net Assets
Information Technology	20.33
Industrials	18.54
Consumer Discretionary	16.52
Health Care	10.48
Materials	10.30
Financials	8.82
Utilities	5.10
Consumer Staples	4.65
Energy	4.10
Telecommunication Services	0.86
Total Investments	99.70
Other Assets in Excess of Liabilities	0.30
Net Assets	100.00
Top Ten Fund Holdings As of June 30, 2009
Security	Percentage of Net Assets
Ingram Micro, Inc. Class A	3.69
Tech Data Corp.	3.27
Manpower, Inc.	2.17
Arrow Electronics, Inc.	1.64
Avnet, Inc.	1.63
Ashland, Inc.	1.63
Health Net, Inc.	1.61
Community Health Systems, Inc.	1.45
ONEOK, Inc.	1.34
Smithfield Foods, Inc.	1.30
19.73

Management Discussion of Fund Performance — continued

Fund Performance History (%)	Annualized Total Return As of June 30, 2009
	Since Inception (February 22, 2008)	1 Year
Index
RevenueShares Mid Cap IndexTM	(17.61)%	(20.69)%
S&P MidCap 400 Index	(19.61)%	(28.02)%
Fund
NAV Return	(18.13)%	(21.39)%
Market Price	(18.03)%	(21.71)%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Mid Cap Fund's annual operating expense ratios (gross) is 4.93% and the net expense ratio is .54%. (Actual expenses can be referenced in the Financial Highlights section later in the report.) The Funds' advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Funds' expenses from exceeding the net expense ratio. This agreement is in effect until October 31, 2011. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. For the Fund's most recent month end performance please visit www.revenuesharesetfs.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Mid Cap IndexTM returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

The S&P MidCap 400 Index consists of 400 domestic mid cap stocks selected for market size, liquidity and industry group representation.

Management Discussion of Fund Performance — continued

June 30, 2009

RevenueShares Small Cap FundTM (Ticker: RWJ)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P SmallCap 600 Index ("S&P SmallCap 600") by investing in the constituent securities of the S&P SmallCap 600 in the same proportions as the RevenueShares Small Cap Index. The S&P SmallCap 600 is a stock market index comprised of 600 common stocks of small-cap companies selected by Standard & Poor's® based on inclusion criteria to ensure that they are investable and financially viable. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of small capitalization companies included in the S&P SmallCap 600 and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines small capitalization companies as companies that are included in the S&P SmallCap 600 at the time of purchase. The Fund will provide shareholders with at least 60 days' notice prior to any change in this policy.

The RevenueShares Small Cap Fund (RWJ) was in negative territory for the fiscal year ended June 30, 2009. However, it outperformed the S&P SmallCap 600 by a significant margin: RWJ returned -13.67% vs. -25.31% for the S&P SmallCap 600. The rally in consumer discretionary and finance sectors since early March 2009 contributed heavily to calendar year-to-date positive outperformance of the Fund versus the S&P SmallCap 600.

Sector Allocations As of June 30, 2009
Sector	Percentage of Net Assets
Consumer Discretionary	33.06
Industrials	16.77
Information Technology	15.92
Health Care	8.30
Energy	6.50
Financials	5.69
Consumer Staples	5.66
Materials	4.50
Utilities	3.20
Telecommunication Services	0.40
Total Investments	100.00
Liabilities in Excess of other Assets	0.00
Net Assets	100.00
Top Ten Fund Holdings As of June 30, 2009
Security	Percentage of Net Assets
World Fuel Services Corp.	3.08
Sonic Automotive, Inc. Class A	2.96
SYNNEX Corp.	2.68
Group 1 Automotive, Inc.	2.34
Stein Mart, Inc.	1.55
HSN, Inc.	1.49
Insight Enterprises, Inc.	1.40
OfficeMax, Inc.	1.18
Anixter International, Inc.	1.14
Helen of Troy Ltd.	1.08
18.90

Management Discussion of Fund Performance — continued

Fund Performance History (%)	Annualized Total Return As of June 30, 2009
	Since Inception (February 22, 2008)	1 Year
Index
RevenueShares Small Cap IndexTM	(12.98)%	(12.14)%
S&P SmallCap 600 Index	(19.64)%	(25.31)%
Fund
NAV Return	(14.52)%	(13.67)%
Market Price	(14.33)%	(13.67)%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Returns less than one year are cumulative. The Small Cap Fund's annual operating expense ratio (gross) is 5.03% and the net expense ratio is .54%. (Actual expenses can be referenced in the Financial Highlights section later in the report.) The Fund's advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses from exceeding the net expense ratio. This agreement is in effect until October 31, 2011. The performance table and graph do no reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.revenuesharesetfs.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Small Cap Index returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

The S&P SmallCap 600 Index consists of 600 domestic small cap stocks selected for market size, liquidity and industry group representation.

Management Discussion of Fund Performance — continued

June 30, 2009

RevenueShares Financials Sector FundTM (Ticker: RWW)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500® Financials Index ("S&P 500 Financials") by investing in the constituent securities of the S&P 500® Financials in the same proportions as the RevenueShares Financials Sector Index. The S&P 500® Financials is a stock market index comprised of large cap companies that Standard & Poor's® deems to be part of the Financials sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes companies involved in activities such as: banking; mortgage finance; consumer finance; specialized finance; investment banking and brokerage; asset management and custody; corporate lending; insurance; financial investment; and real estate, including real estate investment trusts ("REITs"). Under normal circumstances, the Fund will invest at least 80% of its net assets in Financials companies included in the S&P 500® Financials and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Financials companies as companies that are included in the S&P 500® Financials at the time of purchase. The Fund will provide shareholders with at least 60 days' notice prior to any change in this policy.

The RevenueShares Financials Sector Fund (RWW) launched in November 2008. For the fiscal period from November 10, 2008 through June 30, 2009, RWW returned –9.87% vs. -10.72% for the S&P 500 Financials. Exposure to larger revenue banks contributed significantly to the Fund's outperformance.

Sector Allocations As of June 30, 2009
Sector	Percentage of Net Assets
Financials	100.19
Total Investments	100.19
Liabilities in Excess of Other Assets	(0.19)
Net Assets	100.00
Top Ten Holdings As of June 30, 2009
Security	Percentage of Net Assets
Goldman Sachs Group, Inc.	11.92
Morgan Stanley	10.87
JPMorgan Chase & Co.	9.43
Bank of America Corp.	8.15
MetLife, Inc.	4.16
Wells Fargo & Co.	3.80
Citigroup, Inc.	3.60
Prudential Financial, Inc.	3.55
American Express Co.	2.98
American International Group, Inc.	2.68
61.14

Management Discussion of Fund Performance — continued

Fund Performance History (%)	Cumulative Total Return As of June 30, 2009
Since Inception (November 10, 2008)
Index
RevenueShares Financials Sector IndexTM	(4.92)%
S&P 500 Financials Index	(10.72)%
S&P 500 Index	1.85%
Fund
NAV Return	(9.87)%
Market Price	(10.03)%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Returns less than one year are cumulative. The Financials Sector Fund's annual operating expense ratio (gross) is 1.23% and the net expense ratio is .49%. (Actual expenses can be referenced in the Financial Highlights section later in the report.) The Fund's advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses from exceeding the net expense ratio. This agreement is in effect until October 31, 2011. The performance table and graph do no reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.revenuesharesetfs.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Financials Sector Index returns became publicly available on October 1, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

The S&P 500 Financials Index consists of large cap stocks deemed to be part of the Financials Sector of the United States economy.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Management Discussion of Fund Performance — continued

June 30, 2009

RevenueShares ADR FundTM (Ticker: RTR)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P ADR Index by investing in the constituent securities of the S&P ADR Index in the same proportions as the RevenueShares ADR Index. The RevenueShares ADR Index is constructed using a rules-driven methodology, which re-weights the constituent securities of the S&P ADR Index according to the revenue earned by the companies in that index, subject to certain tax diversification requirements. The RevenueShares ADR Index generally contains the same securities as the S&P ADR Index, but in different proportions. Constituent securities that are added to or removed from the S&P ADR Index during a calendar quarter are generally added to and removed from the RevenueShares ADR Index on a quarterly basis. The S&P ADR Index is a U.S. dollar denominated version of the S&P Global 1200 Ex U.S. Index and is based on the non-U.S. stocks of the S&P Global 1200. American Depositary Receipts ("ADRs") are certificates that represent a U.S. dollar denominated equity ownership in a foreign company and offer U.S. investors the same economic benefits enjoyed by the shareholders of that company. Typically, ADRs are listed and traded on U.S. exchanges and trade in U.S. dollars just like any other U.S.-domiciled security. Since not all foreign companies offer ADR programs, the S&P ADR Index is made up of those companies from the S&P Global 1200 who make available ADRs that are offered or listed on a U.S. exchange, global shares or, in the case of Canadian equities, ordinary shares, all of which are traded on a U.S. exchange. Under normal circumstances, the Fund will invest at least 80% of its net assets in ADRs included in the S&P ADR Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund will provide shareholders with at least 60 days' notice prior to any change in this policy.

In November 2008, RevenueShares launched the RevenueShares ADR Fund (RTR). For the fiscal period from November 18, 2008 through June 30, 2009, RTR returned a positive 21.15% vs. 21.00% for the S&P ADR Index. Three sectors provided RTR superior returns: energy, financials and healthcare.

Sector Allocations As of June 30, 2009
Sector	Percentage of Net Assets
Energy	28.20
Financials	28.11
Consumer Discretionary	12.51
Telecommunication Services	8.98
Information Technology	5.35
Materials	5.20
Industrials	3.92
Consumer Staples	3.07
Health Care	2.66
Utilities	1.70
Total Investments	99.70
Other Assets in Excess of Liabilities	0.3
Net Assets	100.00
Top Ten Holdings As of June 30, 2009
Security	Percentage of Net Assets
BP PLC	5.37
Royal Dutch Shell PLC Class B	3.38
Royal Dutch Shell PLC Class A	3.29
Total SA	3.29
AXA SA	3.06
Toyota Motor Corp.	2.99
ENI SpA	2.41
Daimler AG	2.38
HSBC Holdings PLC	2.33
ING Groep NV	2.27
Total	30.77

Management Discussion of Fund Performance — continued

Fund Performance History (%)	Cumulative Total Return As of June 30, 2009
Since Inception (November 18, 2008)
Index
RevenueShares ADR IndexTM	25.45%
S&P ADR Index	21.00%
MSCI EAFE Index	17.88%
Fund
NAV Return	21.15%
Market Price	21.18%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Returns less than one year are cumulative. The ADR Fund's annual operating expense ratio (gross) is .70% and the net expense ratio is .49%. (Actual expenses can be referenced in the Financial Highlights section later in the report.) The Fund's advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses from exceeding the net expense ratio. This agreement is in effect until October 31, 2011. The performance table and graph do no reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.revenuesharesetfs.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares ADR Index returns became publicly available on October 1, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

The S&P ADR Index is a U.S. dollar denominated version of the S&P Global 1200 Ex U.S. Index, consisting of the companies in that index who make available American Depositary Receipts ("ADRs").

The MSCI EAFE Index (Europe, Australasia, Far East) adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Management Discussion of Fund Performance — continued

June 30, 2009

RevenueShares Navellier Overall A-100 FundTM (Ticker: RWV)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the Navellier Overall A-100 Index by investing in the constituent securities of the Navellier Overall A-100 Index in the same proportions as the RevenueShares Navellier Overall A-100 Index. The Navellier Overall A-100 Index is constructed from companies that are traded on the New York Stock Exchange, Nasdaq Stock Exchange or American Stock Exchange that have over 2,500 shares traded daily, a closing price over $1, and companies that have been public for at least one year. This universe of companies is narrowed through a combination of quantitative and fundamental screens to select the top 100 of the total universe. This is accomplished by implementing a multi-factor model that encompasses nine factors, one of which is quantitative based and eight that are fundamental. The quantitative factor begins with a computer-driven analysis based on Modern Portfolio Theory. The Index calculates reward (alpha) and risk (standard deviation) characteristics for the universe of approximately 4,800 stocks. Trailing 52-week "alphas" (measure of return independent of the market) are divided by trailing 52-week "standard deviations" (measure of volatility or risk) to create a "reward/risk" ratio. This factor has the highest weight in the Navellier Overall A-100 Index.

The Navellier Overall A-100 Index then calculates the following fundamental factors:

1.  Sales Growth

2.  Operating Margin Growth

3.  EPS Growth

4.  Earnings Revisions

5.  Earnings Surprise

6.  Earnings Momentum

7.  Return of Equity

8.  Free Cash Flow

All eight fundamental factors are equally weighted and combined with the Quantitative Score. Each stock in this universe is percentile ranked and the top 100 stocks of the total universe comprise the final Navellier Overall A-100 Index. The Navellier Overall A-100 Index is rebalanced and reconstituted quarterly. Navellier is not affiliated with the Funds or their investment advisers.

The RevenueShares Navellier Overall A-100 Index is constructed using a rules-driven methodology, which re-weights the constituent securities of the Navellier Overall A-100 Index according to the revenue earned by the companies in that index, subject to certain tax diversification requirements and a maximum 7% per-company weighting. The RevenueShares Navellier Overall A-100 Index generally contains the same securities as the Navellier Overall A-100 Index, but in different proportions. The RevenueShares Navellier Overall A-100 Index is reconstituted quarterly according to September 30 weightings promptly following the reconstitution of the Navellier Overall A-100 Index. See "The RevenueShares Indexes" for more information.

Under normal circumstances, the Fund will invest at least 80% of its net assets in companies included in the Navellier Overall A-100 Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund will provide shareholders with at least 60 days' notice prior to any change in this policy.

The Growth of $10,000 Investment Chart and Fund Performance History Table are omitted for RevenueShares Navellier Overall A-100 Fund, as the Fund had fewer than six months of operating history at June 30, 2009.

Sector Allocation As of June 30, 2009
Sector	Percentage of Net Assets
Consumer Discretionary	30.59
Health Care	24.53
Industrials	18.08
Information Technology	9.79
Energy	4.70
Materials	4.00
Financials	3.21
Consumer Staples	2.97
Utilities	1.40
Telecommunication Services	0.53
Total Investments	99.80
Other Assets in Excess of Liabilities	0.20
Net Assets	100.00
Top Ten Holdings As of June 30, 2009
Security	Percentage of Net Assets
Aecom Technology Corp.	7.46
AstraZeneca PLC	4.92
Centene Corp.	4.34
World Fuel Services Corp.	3.75
McDonald's Corp.	3.49
Cerner Corp.	2.81
Sociedad Quimica y Minera de Chile SA	2.60
Metavante Technologies, Inc.	2.35
Amgen, Inc.	2.28
Beacon Roofing Supply, Inc.	2.19
Total	36.19

Shareholder Expense Examples

As a shareholder of a RevenueShares ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from January 1, 2009 to June 30, 2009.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During the Six Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/09	Ending Account Value 06/30/09	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period†
RevenueShares Large Cap Fund
Actual	$1,000.00	$1,045.90	0.49%	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
RevenueShares Mid Cap Fund
Actual	$1,000.00	$1,183.00	0.54%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71
RevenueShares Small Cap Fund
Actual	$1,000.00	$1,143.60	0.54%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71
RevenueShares Financials Sector Fund
Actual	$1,000.00	$1,024.60	0.49%	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
RevenueShares ADR Fund
Actual	$1,000.00	$1,121.50	0.49%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
RevenueShares Navellier Overall A-100 Fund
Actual	$1,000.00	$1,104.80	0.60%	$2.75	††
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

†  Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending account value for the period, multiplied by 181/365 (to reflect the six-month period).

††  Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending account value for the period, multiplied by 159/365 (to reflect the period since commencement of operations).

Schedule of Investments Summary Tables

RevenueShares Large Cap Fund

Industry	% of Net Assets
Automobiles & Components	3.9%
Banks	1.3
Capital Goods	8.0
Commercial & Professional Services	0.6
Consumer Durables & Apparel	1.4
Consumer Services	1.6
Diversified Financials	7.5
Energy	14.5
Food & Staples Retailing	7.3
Food Beverage & Tobacco	4.6
Health Care Equipment & Services	7.4
Household & Personal Products	1.3
Insurance	3.7
Materials	4.3
Media	2.6
Pharmaceuticals, Biotechnology	3.2
Real Estate	0.5
Retailing	6.7
Semiconductors & Semiconductor Equipment	1.3
Software & Services	2.5
Technology Hardware & Equipment	6.3
Telecommunication Services	3.4
Transportation	1.7
Utilities	4.0
Total Investments	99.6
Other Assets in Excess of Liabilities	0.4
Net Assets	100.0%

RevenueShares Financials Sector Fund

Industry	% of Net Assets
Capital Markets	29.5%
Commercial Banks	9.6
Consumer Finance	5.5
Diversified Financials Services	22.7
Insurance	28.9
Real Estate Investment Trusts	2.7
Real Estate Management & Development	1.1
Thrifts & Mortgage Finance	0.2
Total Investments	100.2
Liability in Excess of Other Assets	(0.2)
Net Assets	100.0%

RevenueShares Mid Cap Fund

Industry	% of Net Assets
Automobiles & Components	1.0%
Banks	1.8
Capital Goods	11.7
Commercial & Professional Services	4.7
Consumer Durables & Apparel	3.4
Consumer Services	3.1
Diversified Financials	1.4
Energy	4.1
Food & Staples Retailing	0.9
Food Beverage & Tobacco	2.8
Health Care Equipment & Services	9.1
Household & Personal Products	1.0
Insurance	3.6
Materials	10.4
Media	0.7
Pharmaceuticals, Biotechnology	1.4
Real Estate	1.9
Retailing	8.3
Semiconductors & Semiconductor Equipment	1.3
Software & Services	5.1
Technology Hardware & Equipment	13.8
Telecommunication Services	0.9
Transportation	2.2
Utilities	5.1
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

RevenueShares ADR Fund

Industry	% of Net Assets
Automobiles & Components	9.0%
Banks	13.6
Capital Goods	3.6
Consumer Durables & Apparel	2.4
Consumer Services	0.2
Diversified Financials	6.8
Energy	28.2
Food Beverage & Tobacco	3.1
Health Care Equipment & Services	0.2
Insurance	7.5
Materials	5.2
Media	0.9
Pharmaceuticals, Biotechnology	2.4
Real Estate	0.2
Semiconductors & Semiconductor Equipment	0.5
Software & Services	0.2
Technology Hardware & Equipment	4.6
Telecommunication Services	9.0
Transportation	0.4
Utilities	1.7
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

RevenueShares Small Cap Fund

Industry	% of Net Assets
Automobiles & Components	1.1%
Banks	2.1
Capital Goods	10.2
Commercial & Professional Services	5.0
Consumer Durables & Apparel	7.2
Consumer Services	5.4
Diversified Financials	0.8
Energy	6.5
Food & Staples Retailing	3.2
Food Beverage & Tobacco	1.8
Health Care Equipment & Services	7.6
Household & Personal Products	0.6
Insurance	1.7
Materials	4.5
Media	1.1
Pharmaceuticals, Biotechnology	0.7
Real Estate	1.1
Retailing	18.3
Semiconductors & Semiconductor Equipment	2.4
Software & Services	3.1
Technology Hardware & Equipment	10.5
Telecommunication Services	0.4
Transportation	1.6
Utilities	3.2
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

RevenueShares Navellier Overall A-100 Fund

Industry	% of Net Assets
Automobiles & Components	0.3%
Banks	0.9
Capital Goods	16.2
Commercial & Professional Services	0.5
Consumer Durables & Apparel	1.2
Consumer Services	11.8
Diversified Financials	1.2
Energy	4.7
Food Beverage & Tobacco	3.0
Health Care Equipment & Services	13.9
Insurance	1.1
Materials	4.0
Media	0.7
Pharmaceuticals, Biotechnology	9.9
Retailing	16.7
Semiconductors & Semiconductor Equipment	0.8
Software & Services	8.0
Technology Hardware & Equipment	1.7
Telecommunication Services	0.5
Transportation	1.3
Utilities	1.4
Total Investments	99.8
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%

Schedule of Investments

REVENUESHARES LARGE CAP FUND

JUNE 30, 2009

Investments	Shares	Value
COMMON STOCKS†—99.6%
Automobiles & Components—3.9%
Ford Motor Co.*	263,870	$1,601,691
Goodyear Tire & Rubber Co.*	18,185	204,763
Harley-Davidson, Inc.	1,936	31,383
Johnson Controls, Inc.	10,646	231,231
Total Automobiles & Components		2,069,068
Banks—1.3%
BB&T Corp.	2,061	45,301
Comerica, Inc.	1,193	25,232
Fifth Third Bancorp	6,092	43,253
First Horizon National Corp.	1,718	20,616
Hudson City Bancorp., Inc.	873	11,602
Huntington Bancshares, Inc.	2,765	11,558
KeyCorp	4,729	24,780
M&T Bank Corp.	399	20,321
Marshall & Ilsley Corp.	1,387	6,658
People's United Financial, Inc.	342	5,144
PNC Financial Services Group, Inc.	1,139	44,205
Regions Financial Corp.	6,266	25,315
SunTrust Banks, Inc.	2,439	40,122
U.S. Bancorp	4,340	77,772
Wells Fargo & Co.	10,732	260,357
Zions Bancorporation	758	8,762
Total Banks		670,998
Capital Goods—8.0%
3M Co.	2,414	145,081
Boeing Co.	8,774	372,894
Caterpillar, Inc.	6,192	204,584
Cooper Industries Ltd., Class A	1,239	38,471
Cummins, Inc.	3,128	110,137
Danaher Corp.	1,288	79,521
Deere & Co.	3,848	153,728
Dover Corp.	1,349	44,638
Eaton Corp.	1,791	79,897
Emerson Electric Co.	4,022	130,313
Fastenal Co.	376	12,472
Flowserve Corp.	440	30,716
Fluor Corp.	2,247	115,249
General Dynamics Corp.	2,815	155,923
General Electric Co.	56,101	657,503
Goodrich Corp.	1,073	53,618
Honeywell International, Inc.	6,227	195,528
Illinois Tool Works, Inc.	2,820	105,299
Ingersoll-Rand Co. Ltd., Class A	397	8,297
ITT Corp.	1,362	60,609
Jacobs Engineering Group, Inc.*	1,193	50,213
L-3 Communications Holdings, Inc.	1,129	78,330
Lockheed Martin Corp.	2,890	233,079
Manitowoc Co., Inc.	2,745	14,439
Masco Corp.	5,440	52,115
Northrop Grumman Corp.	4,297	196,287
PACCAR, Inc.	3,031	98,538
Pall Corp.	489	12,988
Parker Hannifin Corp.	1,644	70,626
Precision Castparts Corp.	621	45,352
Quanta Services, Inc.*	3,280	75,866
Raytheon Co.	2,347	104,277
Rockwell Automation, Inc.	1,012	32,505

Investments	Shares	Value
Rockwell Collins, Inc.	689	$28,752
Textron, Inc.	5,233	50,551
United Technologies Corp.	6,137	318,878
W.W. Grainger, Inc.	492	40,285
Total Capital Goods		4,257,559
Commercial & Professional Services—0.6%
Avery Dennison Corp.	1,158	29,737
Cintas Corp.	829	18,934
Dun & Bradstreet Corp.	122	9,908
Equifax, Inc.	433	11,301
Iron Mountain, Inc.*	401	11,529
Monster Worldwide, Inc.*	663	7,830
Pitney Bowes, Inc.	1,404	30,790
R.R. Donnelley & Sons Co.	5,200	60,424
Republic Services, Inc.	706	17,233
Robert Half International, Inc.	1,389	32,808
Stericycle, Inc.*	111	5,720
Waste Management, Inc.	2,346	66,064
Total Commercial & Professional Services		302,278
Consumer Durables & Apparel—1.4%
Black & Decker Corp.	809	23,186
Centex Corp.	4,725	39,974
Coach, Inc.	790	21,235
D.R. Horton, Inc.	5,908	55,299
Eastman Kodak Co.	8,695	25,737
Fortune Brands, Inc.	1,003	34,844
Harman International Industries, Inc.	1,392	26,170
Hasbro, Inc.	765	18,544
KB Home	1,610	22,025
Leggett & Platt, Inc.	1,516	23,089
Lennar Corp. Class A	3,202	31,027
Mattel, Inc.	2,187	35,101
Newell Rubbermaid, Inc.	2,799	29,138
Nike, Inc. Class B	1,919	99,365
Polo Ralph Lauren Corp.	561	30,036
Pulte Homes, Inc.	3,819	33,722
Snap-On, Inc.	438	12,588
Stanley Works	788	26,666
VF Corp.	779	43,118
Whirlpool Corp.	2,762	117,550
Total Consumer Durables & Apparel		748,414
Consumer Services—1.6%
Apollo Group, Inc. Class A*	212	15,077
Carnival Corp.	3,585	92,385
Darden Restaurants, Inc.	1,496	49,338
DeVry, Inc.	3,383	169,286
H&R Block, Inc.	973	16,765
International Game Technology	1,280	20,352
Marriott International, Inc. Class A	4,226	93,269
McDonald's Corp.	2,009	115,498
Starbucks Corp.*	6,019	83,604
Starwood Hotels & Resorts Worldwide, Inc.	2,177	48,329
Wyndham Worldwide Corp.	4,220	51,146
Wynn Resorts Ltd.*	391	13,802
Yum! Brands, Inc.	2,042	68,080
Total Consumer Services		836,931

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

JUNE 30, 2009

Investments	Shares	Value
Diversified Financials—7.5%
American Express Co.	8,772	$203,861
Ameriprise Financial, Inc.	2,246	54,510
Bank of America Corp.	42,438	560,182
Bank of New York Mellon Corp.	3,497	102,497
Capital One Financial Corp.	3,728	81,569
Charles Schwab Corp.	1,776	31,151
CIT Group, Inc.	8,842	19,010
Citigroup, Inc.	82,858	246,088
CME Group, Inc.	64	19,911
Discover Financial Services	3,780	38,821
E*Trade Financial Corp.*	5,867	7,510
Federated Investors, Inc. Class B	332	7,998
Franklin Resources, Inc.	581	41,838
Goldman Sachs Group, Inc.	5,593	824,632
IntercontinentalExchange, Inc.*	53	6,055
Invesco Ltd.	1,722	30,686
Janus Capital Group, Inc.	810	9,234
JPMorgan Chase & Co.	19,147	653,104
Legg Mason, Inc.	1,281	31,231
Leucadia National Corp.*	315	6,643
Moody's Corp.	470	12,385
Morgan Stanley	26,386	752,265
Nasdaq OMX Group, Inc.*	726	15,471
Northern Trust Corp.	640	34,355
NYSE Euronext	939	25,588
SLM Corp.*	4,742	48,700
State Street Corp.	1,942	91,662
T. Rowe Price Group, Inc.	382	15,918
Total Diversified Financials		3,972,875
Energy—14.5%
Anadarko Petroleum Corp.	1,994	90,508
Apache Corp.	962	69,408
Baker Hughes, Inc.	1,881	68,544
BJ Services Co.	2,373	32,344
Cabot Oil & Gas Corp.	172	5,270
Cameron International Corp.*	1,405	39,762
Chesapeake Energy Corp.	4,056	80,430
Chevron Corp.	18,060	1,196,475
ConocoPhillips	22,525	947,402
Consol Energy, Inc.	745	25,300
Denbury Resources, Inc.*	3,956	58,272
Devon Energy Corp.	1,228	66,926
Diamond Offshore Drilling, Inc.	701	58,218
El Paso Corp.	3,890	35,905
ENSCO International, Inc.	377	13,146
EOG Resources, Inc.	468	31,787
Exxon Mobil Corp.	29,623	2,070,943
FMC Technologies, Inc.*	1,168	43,893
Halliburton Co.	5,242	108,509
Hess Corp.	4,732	254,345
Marathon Oil Corp.	16,012	482,442
Massey Energy Co.	1,032	20,165
Murphy Oil Corp.	3,451	187,458
Nabors Industries Ltd.*	2,192	34,151
National Oilwell Varco, Inc.*	2,570	83,936
Noble Energy, Inc.	407	24,001
Occidental Petroleum Corp.	2,426	159,655
Peabody Energy Corp.	1,270	38,303

Investments	Shares	Value
Pioneer Natural Resources Co.	698	$17,799
Range Resources Corp.	192	7,951
Rowan Cos., Inc.	690	13,331
Schlumberger Ltd.	3,201	173,206
Smith International, Inc.	2,121	54,616
Southwestern Energy Co.*	407	15,812
Spectra Energy Corp.	1,771	29,965
Sunoco, Inc.	8,266	191,771
Tesoro Corp.	17,075	217,365
Valero Energy Corp.	34,701	586,100
Williams Cos., Inc.	4,276	66,748
XTO Energy, Inc.	1,040	39,666
Total Energy		7,741,828
Food & Staples Retailing—7.3%
Costco Wholesale Corp.	6,850	313,045
CVS Caremark Corp.	15,878	506,032
Kroger Co.	14,074	310,332
Safeway, Inc.	9,746	198,526
SUPERVALU, Inc.	18,423	238,578
SYSCO Corp.	8,591	193,126
Walgreen Co.	11,605	341,187
Wal-Mart Stores, Inc.	35,234	1,706,734
Whole Foods Market, Inc.	3,988	75,692
Total Food & Staples Retailing		3,883,252
Food Beverage & Tobacco—4.6%
Altria Group, Inc.	7,249	118,811
Archer-Daniels-Midland Co.	11,842	317,010
Brown-Forman Corp. Class B	270	11,605
Campbell Soup Co.	1,424	41,894
Coca-Cola Co.	3,697	177,419
Coca-Cola Enterprises, Inc.	11,073	184,365
ConAgra Foods, Inc.	4,404	83,940
Constellation Brands, Inc. Class A*	1,420	18,006
Dean Foods Co.*	4,374	83,937
Dr Pepper Snapple Group, Inc.*	1,856	39,329
General Mills, Inc.	1,137	63,695
H.J. Heinz Co.	1,368	48,838
Hershey Co.	727	26,172
J.M. Smucker Co.	303	14,744
Kellogg Co.	1,556	72,463
Kraft Foods, Inc. Class A	8,194	207,636
Lorillard Inc.	339	22,974
McCormick & Co., Inc.**	535	17,404
Molson Coors Brewing Co. Class B	646	27,345
Pepsi Bottling Group, Inc.	3,910	132,314
PepsiCo, Inc.	4,226	232,261
Philip Morris International, Inc.	3,270	142,637
Reynolds American, Inc.	1,144	44,181
Sara Lee Corp.	7,152	69,804
Tyson Foods, Inc. Class A	20,044	252,755
Total Food Beverage & Tobacco		2,451,539
Health Care Equipment & Services—7.4%
Aetna, Inc.	6,718	168,286
AmerisourceBergen Corp.	21,901	388,524
Baxter International, Inc.	1,237	65,512
Becton Dickinson & Co.	535	38,151
Boston Scientific Corp.*	5,871	59,532

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

JUNE 30, 2009

Investments	Shares	Value
Health Care Equipment & Services—7.4% (continued)
C.R. Bard, Inc.	149	$11,093
Cardinal Health, Inc.	14,992	458,005
Cigna Corp.	6,609	159,211
Coventry Health Care, Inc.*	4,826	90,294
DaVita, Inc.*	593	29,330
DENTSPLY International, Inc.	437	13,337
Express Scripts, Inc.*	1,709	117,494
Hospira, Inc.*	704	27,118
Humana, Inc.*	4,483	144,622
IMS Health, Inc.	826	10,490
Intuitive Surgical, Inc.*	22	3,601
Laboratory Corp. of America Holdings*	368	24,947
McKesson Corp.	14,319	630,035
Medco Health Solutions, Inc.*	6,581	300,159
Medtronic, Inc.	2,200	76,758
Patterson Cos., Inc.*	855	18,554
Quest Diagnostics, Inc.	787	44,410
St. Jude Medical, Inc.*	717	29,469
Stryker Corp.	873	34,693
Tenet Healthcare Corp.*	37,692	106,291
UnitedHealth Group, Inc.	17,408	434,852
Varian Medical Systems, Inc.*	271	9,523
WellPoint, Inc.*	8,667	441,064
Zimmer Holdings, Inc.*	562	23,941
Total Health Care Equipment & Services		3,959,296
Household & Personal Products—1.3%
Avon Products, Inc.	2,500	64,450
Clorox Co.	507	28,306
Colgate-Palmolive Co.	1,331	94,155
Estee Lauder Cos., Inc. Class A	1,349	44,072
Kimberly-Clark Corp.	1,941	101,767
Procter & Gamble Co.	7,160	365,875
Total Household & Personal Products		698,625
Insurance—3.7%
Aflac, Inc.	2,042	63,486
Allstate Corp.	6,390	155,916
American International Group, Inc.	158,441	183,792
AON Corp.	984	37,264
Assurant, Inc.	2,032	48,951
Chubb Corp.	1,415	56,430
Cincinnati Financial Corp.	652	14,572
Genworth Financial, Inc. Class A	18,643	130,315
Hartford Financial Services Group, Inc.	5,304	62,958
Lincoln National Corp.	3,369	57,980
Loews Corp.	3,086	84,556
Marsh & McLennan Cos., Inc.	2,751	55,378
MetLife, Inc.	9,487	284,704
Principal Financial Group, Inc.	3,052	57,500
Progressive Corp.*	4,534	68,509
Prudential Financial, Inc.	6,523	242,786
Torchmark Corp.	448	16,594
Travelers Cos., Inc.	3,248	133,298
Unum Group	3,570	56,620
XL Capital Ltd. Class A	14,156	162,228
Total Insurance		1,973,837

Investments	Shares	Value
Materials—4.3%
Air Products & Chemicals, Inc.	1,102	$71,178
AK Steel Holding Corp.	4,355	83,572
Alcoa, Inc.	15,429	159,382
Allegheny Technologies, Inc.	1,223	42,719
Ball Corp.	983	44,392
Bemis Co. Inc.	778	19,606
CF Industries Holdings, Inc.	400	29,656
Dow Chemical Co.	15,887	256,416
E.I. Du Pont de Nemours & Co.	6,361	162,969
Eastman Chemical Co.	1,257	47,640
Ecolab, Inc.	890	34,701
Freeport-McMoRan Copper & Gold, Inc.	4,567	228,852
International Flavors & Fragrances, Inc.	425	13,906
International Paper Co.	10,179	154,008
MeadWestvaco Corp.	3,257	53,447
Monsanto Co.	792	58,877
Newmont Mining Corp.	856	34,985
Nucor Corp.	2,869	127,470
Owens-Illinois, Inc.*	9,909	277,552
Pactiv Corp.*	817	17,729
PPG Industries, Inc.	1,806	79,283
Praxair, Inc.	1,015	72,136
Sealed Air Corp.	1,719	31,716
Sigma-Aldrich Corp.	275	13,629
Titanium Metals Corp.	709	6,516
United States Steel Corp.	3,315	118,478
Vulcan Materials Co.	277	11,939
Weyerhaeuser Co.	1,450	44,124
Total Materials		2,296,878
Media—2.6%
CBS Corp. Class B**	9,562	66,169
Comcast Corp. Class A	11,090	160,694
DIRECTV Group, Inc.*	4,314	106,599
Gannett Co., Inc.	4,927	17,589
Interpublic Group of Cos., Inc.*	9,515	48,051
McGraw-Hill Cos., Inc.	1,457	43,870
Meredith Corp.	553	14,129
New York Times Co. Class A	2,194	12,089
News Corp. Class A	21,099	192,212
Omnicom Group, Inc.	2,576	81,350
Scripps Networks Interactive, Inc. Class A	390	10,854
Time Warner Cable, Inc.	68	2,154
Time Warner, Inc.	11,348	285,857
Viacom, Inc., Class B*	4,602	104,465
Walt Disney Co.	8,465	197,488
Washington Post Co. Class B	61	21,483
Total Media		1,365,053
Pharmaceuticals, Biotechnology—3.2%
Abbott Laboratories	2,879	135,428
Allergan, Inc.	659	31,355
Amgen, Inc.*	1,338	70,834
Biogen Idec, Inc.*	435	19,640
Bristol-Myers Squibb Co.	4,812	97,732
Celgene Corp.*	215	10,286

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

JUNE 30, 2009

Investments	Shares	Value
Pharmaceuticals, Biotechnology—3.2% (continued)
Cephalon, Inc.*	130	$7,365
Eli Lilly & Co.	3,018	104,544
Forest Laboratories, Inc.*	766	19,234
Genzyme Corp.*	361	20,097
Gilead Sciences, Inc.*	584	27,355
Johnson & Johnson	5,769	327,678
King Pharmaceuticals, Inc.*	937	9,023
Life Technologies Corp.*	335	13,976
Merck & Co., Inc.	4,732	132,307
Millipore Corp.*	176	12,357
Mylan Inc.*	2,674	34,896
PerkinElmer, Inc.	792	13,781
Pfizer, Inc.	15,234	228,509
Schering-Plough Corp.	5,438	136,603
Thermo Fisher Scientific, Inc.*	1,804	73,549
Waters Corp.*	213	10,963
Watson Pharmaceuticals, Inc.*	553	18,631
Wyeth	3,402	154,416
Total Pharmaceuticals, Biotechnology		1,710,559
Real Estate—0.5%
Apartment Investment & Management Co. Class A (a)	748	6,620
AvalonBay Communities, Inc. (a)	71	3,972
Boston Properties, Inc. (a)	142	6,773
CB Richard Ellis Group, Inc. Class A*	8,154	76,321
Equity Residential (a)	366	8,136
HCP, Inc. (a)	250	5,298
Health Care REIT, Inc. (a)	593	20,221
Host Hotels & Resorts, Inc. (a)	4,041	33,904
Kimco Realty Corp. (a)	329	3,306
Plum Creek Timber Co., Inc. (a)	261	7,773
ProLogis (a)	3,649	29,411
Public Storage (a)	136	8,905
Simon Property Group, Inc. (a)	388	19,955
Ventas, Inc. (a)	467	13,945
Vornado Realty Trust (a)	259	11,663
Total Real Estate		256,203
Retailing—6.7%
Abercrombie & Fitch Co. Class A	937	23,790
Amazon.com, Inc.*	1,918	160,460
AutoNation, Inc.*	9,222	160,002
AutoZone, Inc.*	252	38,080
Bed Bath & Beyond, Inc.*	1,552	47,724
Best Buy Co., Inc.	8,705	291,530
Big Lots, Inc.*	1,659	34,889
Expedia, Inc.*	2,037	30,779
Family Dollar Stores, Inc.	1,449	41,007
GameStop Corp. Class A*	1,459	32,113
Gap, Inc.	6,419	105,272
Genuine Parts Co.	1,577	52,924
Home Depot, Inc.	17,159	405,467
JC Penney Co., Inc.	5,309	152,421
Kohl's Corp.*	2,434	104,054
Limited Brands, Inc.	6,658	79,696
Lowe's Cos., Inc.	11,383	220,944
Macy's, Inc.	17,039	200,379
Nordstrom, Inc.	3,884	77,253

Investments	Shares	Value
Office Depot, Inc.*	31,862	$145,291
O'Reilly Automotive, Inc.*	472	17,974
RadioShack Corp.	2,047	28,576
Sears Holdings Corp.*	6,683	444,552
Sherwin-Williams Co.	745	40,044
Staples, Inc.	5,891	118,821
Target Corp.	9,423	371,926
Tiffany & Co.	641	16,256
TJX Cos., Inc.	4,753	149,529
Total Retailing		3,591,753
Semiconductors & Semiconductor Equipment—1.3%
Advanced Micro Devices, Inc.*	14,973	57,946
Altera Corp.	447	7,277
Analog Devices, Inc.	697	17,272
Applied Materials, Inc.	4,283	46,985
Broadcom Corp. Class A*	1,332	33,020
Intel Corp.	14,200	235,009
KLA-Tencor Corp.	663	16,741
Linear Technology Corp.	248	5,791
LSI Corp.*	4,339	19,786
MEMC Electronic Materials, Inc.*	745	13,268
Microchip Technology, Inc.	254	5,728
Micron Technology, Inc.*	15,870	80,302
National Semiconductor Corp.	873	10,956
Novellus Systems Inc.*	489	8,166
NVIDIA Corp.*	2,328	26,283
Teradyne, Inc.*	1,496	10,263
Texas Instruments, Inc.	4,522	96,319
Xilinx, Inc.	535	10,946
Total Semiconductors & Semiconductor Equipment		702,058
Software & Services—2.5%
Adobe Systems, Inc.*	856	24,225
Affiliated Computer Services, Inc. Class A*	792	35,181
Akamai Technologies, Inc.*	278	5,332
Autodesk, Inc.*	617	11,711
Automatic Data Processing, Inc.	1,162	41,181
BMC Software, Inc.*	343	11,590
CA, Inc.	1,258	21,927
Citrix Systems, Inc.*	341	10,874
Cognizant Technology Solutions Corp. Class A*	788	21,040
Computer Sciences Corp.*	2,668	118,192
Compuware Corp.*	1,027	7,045
Convergys Corp.*	2,373	22,021
eBay, Inc.*	3,219	55,141
Electronic Arts, Inc.*	1,002	21,763
Fidelity National Information Services, Inc.	1,600	31,936
Fiserv, Inc.*	755	34,504
Google, Inc. Class A*	342	144,185
Intuit, Inc.*	682	19,205
Mastercard, Inc. Class A	180	30,116
McAfee, Inc.*	438	18,479
Microsoft Corp.	15,743	374,212
Novell, Inc.*	1,332	6,034
Oracle Corp.	6,609	141,565

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

JUNE 30, 2009

Investments	Shares	Value
Software & Services—2.5% (continued)
Paychex, Inc.	405	$10,206
Salesforce.com, Inc.*	108	4,122
Symantec Corp.*	2,382	37,064
Total System Services, Inc.	724	9,694
VeriSign, Inc.*	315	5,821
Western Union Co.	1,993	32,685
Yahoo! Inc.*	2,930	45,884
Total Software & Services		1,352,935
Technology Hardware & Equipment—6.3%
Agilent Technologies, Inc.*	1,794	36,436
Amphenol Corp. Class A	769	24,331
Apple, Inc.*	1,677	238,855
Ciena Corp*	709	7,338
Cisco Systems, Inc.*	11,849	220,865
Corning, Inc.	3,919	62,939
Dell, Inc.*	27,701	380,335
EMC Corp.*	7,024	92,014
Flir Systems, Inc.*	1,877	42,345
Harris Corp.	720	20,419
Hewlett-Packard Co.	16,909	653,534
International Business Machines Corp.	6,642	693,559
Jabil Circuit, Inc.	10,347	76,775
JDS Uniphase Corp.*	2,057	11,766
Juniper Networks, Inc.*	1,040	24,544
Lexmark International, Inc. Class A*	937	14,851
Molex, Inc.	1,268	19,717
Motorola, Inc.	40,465	268,283
NetApp Inc.*	1,202	23,703
QLogic Corp.*	246	3,119
QUALCOMM, Inc.	1,538	69,518
SanDisk Corp.*	2,130	31,290
Sun Microsystems Inc.	18,188	167,693
Tellabs, Inc.*	2,248	12,881
Teradata Corp.*	627	14,691
Western Digital Corp.*	1,620	42,930
Xerox Corp.	13,021	84,376
Total Technology Hardware & Equipment		3,339,107
Telecommunication Services—3.4%
American Tower Corp., Class A*	312	9,837
AT&T, Inc.	23,673	588,037
CenturyTel, Inc.	560	17,192
Frontier Communications Corp.	1,426	10,182
MetroPCS Communications, Inc.*	5,994	79,780
Qwest Communications International, Inc.	25,717	106,726
Sprint Nextel Corp.*	106,065	510,173
Verizon Communications, Inc.	15,569	478,435
Windstream Corp.	1,928	16,118
Total Telecommunication Services		1,816,480
Transportation—1.7%
Burlington Northern Santa Fe Corp.	1,287	94,646
C.H. Robinson Worldwide, Inc.	902	47,039
CSX Corp.	1,833	63,477
Expeditors International of Washington, Inc.	957	31,906

Investments	Shares	Value
FedEx Corp.	3,196	$177,762
Norfolk Southern Corp.	1,257	47,351
Ryder System, Inc.	1,030	28,758
Southwest Airlines Co.	7,338	49,385
Union Pacific Corp.	2,119	110,315
United Parcel Service, Inc. Class B	5,201	259,998
Total Transportation		910,637
Utilities—4.0%
AES Corp.*	12,208	141,736
Allegheny Energy, Inc.	573	14,697
Ameren Corp.	1,270	31,610
American Electric Power Co., Inc.	2,553	73,756
Centerpoint Energy, Inc.	4,671	51,755
CMS Energy Corp.	3,606	43,560
Consolidated Edison, Inc.	1,834	68,628
Constellation Energy Group, Inc.	3,889	103,370
Dominion Resources, Inc.	2,363	78,971
DTE Energy Co.	1,411	45,152
Duke Energy Corp.	4,667	68,092
Dynegy Inc. Class A*	10,324	23,435
Edison International	2,260	71,100
Entergy Corp.	820	63,566
EQT CORP	1,555	54,285
Exelon Corp.	1,814	92,895
FirstEnergy Corp.	1,300	50,375
FPL Group, Inc.	1,834	104,281
Integrys Energy Group, Inc.	1,689	50,653
Nicor, Inc.	527	18,245
NiSource, Inc.	3,956	46,127
Northeast Utilities	4,758	106,152
Pepco Holdings, Inc.	3,279	44,070
PG&E Corp.	2,028	77,956
Pinnacle West Capital Corp.	622	18,753
PPL Corp.	1,276	42,057
Progress Energy, Inc.	1,215	45,963
Public Service Enterprise Group, Inc.	2,356	76,876
Questar Corp.	562	17,456
SCANA Corp.	4,401	142,901
Sempra Energy	1,456	72,261
Southern Co.	2,412	75,158
TECO Energy, Inc.	1,471	17,549
Wisconsin Energy Corp.	533	21,698
Xcel Energy, Inc.	3,210	59,096
Total Utilities		2,114,235
Total Investments—99.6% (Cost $57,924,122)		53,022,398
Other Assets in Excess of Liabilities—0.4%		210,806
Net Assets—100.0%		$53,233,204

†  Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" establishes an authoritative framework for the measurement of fair value. Securities listed are level 1 quoted prices in active markets for identical securities.

*  Non-income producing security.

**  Non-voting Shares

(a)  Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

REVENUESHARES MID CAP FUND

JUNE 30, 2009

Investments	Shares	Value
COMMON STOCKS†—99.7%
Automobiles & Components—1.0%
BorgWarner, Inc.	5,982	$204,285
Gentex Corp.	1,640	19,024
Thor Industries, Inc.	4,613	84,741
Total Automobiles & Components		308,050
Banks—1.8%
Associated Banc-Corp.	1,762	22,025
Astoria Financial Corp.	1,635	14,028
BancorpSouth, Inc.	1,118	22,953
Bank of Hawaii Corp.	448	16,052
Cathay General Bancorp	677	6,438
City National Corp.	604	22,245
Commerce Bancshares, Inc.	701	22,313
Cullen/Frost Bankers, Inc.	450	20,754
First Niagara Financial Group, Inc.	832	9,501
FirstMerit Corp.	835	14,178
Fulton Financial Corp.	2,213	11,530
International Bancshares Corp.	672	6,928
New Alliance Bancshares, Inc.	832	9,568
New York Community Bancorp, Inc.	3,116	33,310
PacWest Bancorp	291	3,830
SVB Financial Group*	418	11,378
Synovus Financial Corp.	6,453	19,294
TCF Financial Corp.	2,626	35,110
Trustmark Corp.	9,010	174,074
Valley National Bancorp	1,414	16,544
Washington Federal, Inc.	996	12,948
Webster Financial Corp.	1,834	14,764
Westamerica Bancorporation	127	6,300
Wilmington Trust Corp.	1,088	14,862
Total Banks		540,927
Capital Goods—11.7%
Aecom Technology Corp.*	293	9,376
AGCO Corp.*	8,472	246,281
Alliant Techsystems, Inc.*	1,062	87,466
AMETEK, Inc.	1,918	66,324
BE Aerospace, Inc.*	6,159	88,443
Bucyrus International, Inc.	2,640	75,398
Carlisle Cos., Inc.	3,203	77,000
Crane Co.	3,858	86,072
Donaldson Co., Inc.	1,447	50,124
Dycom Industries, Inc.*	3,858	42,708
Federal Signal Corp.	3,177	24,304
GATX Corp.	987	25,386
Graco, Inc.	859	18,915
Granite Construction, Inc.	1,289	42,898
Harsco Corp.	3,683	104,229
Hubbell, Inc. Class B	1,925	61,716
IDEX Corp.	1,469	36,093
Joy Global, Inc.	3,049	108,910
KBR, Inc.	15,347	282,999
Kennametal, Inc.	2,982	57,195
Lennox International, Inc.	1,408	45,211
Lincoln Electric Holdings, Inc.	1,223	44,077
MSC Industrial Direct Co. Class A	1,188	42,150
Nordson Corp.	830	32,088
Oshkosh Corp.	19,377	281,742

Investments	Shares	Value
Pentair, Inc.	3,145	$80,575
Roper Industries, Inc.	1,282	58,087
Shaw Group, Inc.*	8,001	219,307
SPX Corp.	3,658	179,132
Terex Corp.*	14,127	170,513
Thomas & Betts Corp.*	2,498	72,092
Timken Co.	8,088	138,143
Trinity Industries, Inc.	6,396	87,114
United Rentals, Inc.*	11,583	75,174
URS Corp.*	5,224	258,692
Valmont Industries, Inc.	1,290	92,983
Wabtec Corp.	805	25,897
Woodward Governor Co.	1,474	29,185
Total Capital Goods		3,523,999
Commercial & Professional Services—4.7%
Brink's Co.	3,555	103,202
Clean Harbors, Inc.*	386	20,840
Copart, Inc.*	612	21,218
Corporate Executive Board Co.	603	12,518
Corrections Corp. of America*	2,250	38,228
Deluxe Corp.	2,982	38,199
FTI Consulting, Inc.*	641	32,512
Herman Miller, Inc.	3,209	49,226
HNI Corp.	3,915	70,705
Kelly Services, Inc. Class A	10,971	120,132
Korn/Ferry International*	1,661	17,673
Manpower, Inc.	15,459	654,535
Mine Safety Appliances Co.	1,063	25,618
MPS Group, Inc.*	7,988	61,028
Navigant Consulting, Inc.*	993	12,830
Rollins, Inc.	1,340	23,195
Waste Connections, Inc.*	795	20,598
Watson Wyatt Worldwide, Inc. Class A	2,304	86,469
Total Commercial & Professional Services		1,408,726
Consumer Durables & Apparel—3.4%
American Greetings Corp. Class A	4,489	52,432
Blyth, Inc.	994	32,593
Callaway Golf Co.	2,629	13,329
Fossil, Inc.*	3,350	80,668
Hanesbrands, Inc.*	8,415	126,309
MDC Holdings, Inc.	1,411	42,485
Mohawk Industries, Inc.*	4,425	157,884
NVR, Inc.*	219	110,023
Phillips-Van Heusen Corp.	2,886	82,799
Ryland Group, Inc.	2,626	44,012
Timberland Co. Class A*	2,985	39,611
Toll Brothers, Inc.*	3,848	65,301
Tupperware Brands Corp.	2,627	68,355
Under Armour, Inc. Class A*	611	13,674
Warnaco Group Inc.*	2,882	93,377
Total Consumer Durables & Apparel		1,022,852
Consumer Services—3.1%
Bob Evans Farms, Inc.	2,110	60,641
Boyd Gaming Corp.*	9,753	82,901
Brinker International, Inc.	11,067	188,470

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES MID CAP FUND

JUNE 30, 2009

Investments	Shares	Value
Consumer Services—3.1% (continued)
Brinks Home Security Holdings, Inc.*	702	$19,874
Career Education Corp.*	2,178	54,210
Cheesecake Factory*	5,003	86,552
Chipotle Mexican Grill, Inc. Class A*	483	38,640
Corinthian Colleges, Inc.*	1,484	25,124
International Speedway Corp. Class A	675	17,287
ITT Educational Services, Inc.*	257	25,870
Life Time Fitness, Inc.*	1,476	29,535
Matthews International Corp. Class A	454	14,128
Panera Bread Co. Class A*	581	28,969
Regis Corp.	5,483	95,459
Scientific Games Corp. Class A*	1,601	25,248
Service Corp. International	9,366	51,326
Sotheby's	1,955	27,585
Strayer Education, Inc.	36	7,852
Wendy's/Arby's Group, Inc. Class A	6,509	26,036
WMS Industries, Inc.*	490	15,440
Total Consumer Services		921,147
Diversified Financials—1.4%
Affiliated Managers Group, Inc.*	891	51,847
AmeriCredit Corp.*	8,484	114,959
Apollo Investment Corp.	928	5,568
Eaton Vance Corp.	1,287	34,427
Jefferies Group, Inc.*	3,917	83,550
Raymond James Financial, Inc.	3,716	63,952
SEI Investments Co.	1,985	35,809
Waddell & Reed Financial, Inc. Class A	1,800	47,466
Total Diversified Financials		437,578
Energy—4.1%
Arch Coal, Inc.	4,012	61,664
Bill Barrett Corp.*	609	16,723
Cimarex Energy Co.	1,672	47,384
Comstock Resources, Inc.*	359	11,865
Encore Acquisition Co.*	1,189	36,681
Exterran Holdings, Inc.*	3,473	55,707
Forest Oil Corp.*	2,082	31,063
Frontier Oil Corp.	11,881	155,761
Helix Energy Solutions Group, Inc.*	6,720	73,046
Helmerich & Payne, Inc.	1,828	56,430
Mariner Energy Inc*	3,108	36,519
Newfield Exploration Co.*	2,442	79,780
Oceaneering International, Inc.*	1,635	73,902
Overseas Shipholding Group, Inc.	891	30,330
Patriot Coal Corp.*	4,468	28,506
Patterson-UTI Energy, Inc.	4,147	53,330
Plains Exploration & Production Co.*	2,593	70,944
Pride International, Inc.*	2,959	74,153
Quicksilver Resources, Inc.*	3,141	29,180
Southern Union Co.	5,263	96,788
Superior Energy Services, Inc.*	2,531	43,710
Tidewater, Inc.	702	30,095
Unit Corp.*	1,153	31,788
Total Energy		1,225,349

Investments	Shares	Value
Food & Staples Retailing—0.9%
BJ's Wholesale Club, Inc.*	5,629	$181,422
Ruddick Corp.	3,334	78,116
Total Food & Staples Retailing		259,538
Food Beverage & Tobacco—2.8%
Corn Products International, Inc.	2,959	79,272
Flowers Foods, Inc.	2,153	47,022
Hansen Natural Corp.*	769	23,701
Lancaster Colony Corp.	639	28,161
PepsiAmericas, Inc.	5,900	158,179
Ralcorp Holdings, Inc.*	995	60,615
Smithfield Foods, Inc.*	28,127	392,933
Tootsie Roll Industries, Inc.	455	10,324
Universal Corp.	1,420	47,016
Total Food Beverage & Tobacco		847,223
Health Care Equipment & Services—9.1%
Beckman Coulter, Inc.	1,790	102,281
Cerner Corp.*	899	55,999
Community Health Systems, Inc.*	17,331	437,607
Edwards Lifesciences Corp.*	517	35,172
Gen-Probe, Inc.*	258	11,089
Health Management Associates, Inc. Class A*	63,947	315,897
Health Net, Inc.*	31,168	484,661
Henry Schein, Inc.*	4,136	198,321
Hill-Rom Holdings, Inc.	1,989	32,262
Hologic, Inc.*	2,408	34,266
IDEXX Laboratories, Inc.*	709	32,756
Immucor, Inc.	992	13,650
Kindred Healthcare, Inc.*	8,373	103,574
Kinetic Concepts, Inc.*	2,089	56,925
LifePoint Hospitals, Inc.*	2,895	75,994
Lincare Holdings, Inc.*	1,507	35,445
Masimo Corporation*	223	5,377
Omnicare, Inc.	6,095	157,007
Owens & Minor, Inc.	347	15,206
Psychiatric Solutions, Inc.*	1,409	32,041
ResMed, Inc.*	480	19,550
STERIS Corp.	1,058	27,593
Teleflex, Inc.	1,149	51,510
Thoratec Corp.*	224	5,999
Universal Health Services, Inc. Class B	3,280	160,228
VCA Antech, Inc.*	1,662	44,375
WellCare Health Plans, Inc.*	10,088	186,527
Total Health Care Equipment & Services		2,731,312
Household & Personal Products—1.0%
Alberto-Culver Co.	1,540	39,162
Church & Dwight Co., Inc.	995	54,038
Energizer Holdings, Inc.*	2,090	109,182
NBTY, Inc.*	3,176	89,309
Total Household & Personal Products		291,691
Insurance—3.6%
American Financial Group, Inc.	4,428	95,556
Arthur J. Gallagher & Co.	1,507	32,159
Brown & Brown, Inc.	1,091	21,744
Everest Re Group Ltd.	1,123	80,373

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES MID CAP FUND

JUNE 30, 2009

Investments	Shares	Value
Insurance—3.6% (continued)
Fidelity National Financial, Inc. Class A	7,649	$103,491
First American Corp.	5,514	142,869
Hanover Insurance Group, Inc.	1,511	57,584
HCC Insurance Holdings, Inc.	2,053	49,293
Horace Mann Educators Corp.	2,186	21,794
Mercury General Corp.	1,380	46,133
Old Republic International Corp.	7,897	77,785
Protective Life Corp.	6,032	69,006
Reinsurance Group of America, Inc.	3,506	122,395
StanCorp Financial Group, Inc.	1,731	49,645
Unitrin, Inc.	3,722	44,738
W.R. Berkley Corp.	3,664	78,666
Total Insurance		1,093,231
Materials—10.4%
Airgas, Inc.	2,367	95,935
Albemarle Corp.	2,895	74,025
AptarGroup, Inc.	1,412	47,683
Ashland, Inc.	17,495	490,735
Cabot Corp.	4,147	52,169
Carpenter Technology Corp.	2,346	48,820
Cliffs Natural Resources	3,008	73,606
Commercial Metals Co.	17,015	272,750
Cytec Industries, Inc.	4,019	74,834
FMC Corp.	1,539	72,795
Greif, Inc. Class A	2,498	110,462
Louisiana-Pacific Corp.*	19,966	68,284
Lubrizol Corp.	3,211	151,912
Martin Marietta Materials, Inc.	509	40,150
Minerals Technologies, Inc.	541	19,487
Olin Corp.	2,110	25,088
Packaging Corp of America	4,133	66,955
Reliance Steel & Aluminum Co.	8,132	312,187
RPM International, Inc.	5,995	84,170
Scotts Miracle-Gro Co. Class A	2,248	78,792
Sensient Technologies Corp.	1,185	26,745
Sonoco Products Co.	3,826	91,633
Steel Dynamics, Inc.	16,597	244,474
Temple-Inland, Inc.	20,340	266,861
Terra Industries, Inc.	4,070	98,575
Valspar Corp.	4,301	96,902
Worthington Industries, Inc.	4,979	63,681
Total Materials		3,149,710
Media—0.7%
DreamWorks Animation SKG, Inc. Class A*	673	18,568
Harte-Hanks, Inc.	4,109	38,008
John Wiley & Sons, Inc. Class A	1,187	39,468
Lamar Advertising Co. Class A*	2,094	31,975
Marvel Entertainment, Inc.*	419	14,912
Scholastic Corp.	2,828	55,967
Total Media		198,898
Pharmaceuticals, Biotechnology—1.4%
Affymetrix, Inc.*	3,857	22,872
Bio-Rad Laboratories, Inc. Class A*	583	44,005

Investments	Shares	Value
Charles River Laboratories International, Inc.*	1,255	$42,356
Covance, Inc.*	989	48,660
Endo Pharmaceuticals Holdings, Inc.*	1,149	20,590
Medicis Pharmaceutical Corp. Class A	832	13,578
Mettler-Toledo International, Inc.*	613	47,293
OSI Pharmaceuticals, Inc.*	384	10,840
Perrigo Co.	1,190	33,058
Pharmaceutical Product Development, Inc.	1,310	30,418
Sepracor, Inc.*	2,447	42,382
Techne Corp.	92	5,871
United Therapeutics Corp.*	98	8,166
Valeant Pharmaceuticals International*	837	21,528
Varian, Inc.*	739	29,139
Vertex Pharmaceuticals, Inc*	163	5,809
Total Pharmaceuticals, Biotechnology		426,565
Real Estate—1.9%
Alexandria Real Estate Equities, Inc. (a)	220	7,874
AMB Property Corp. (a)	864	16,252
BRE Properties, Inc. (a)	257	6,106
Camden Property Trust (a)	515	14,214
Corporate Office Properties Trust (a)	2,240	65,699
Cousins Properties, Inc.(a)	384	3,264
Duke Realty Corp. (a)	3,073	26,950
Equity One, Inc. (a)	315	4,177
Essex Property Trust, Inc. (a)	126	7,841
Federal Realty Investment Trust (a)	193	9,943
Highwoods Properties, Inc. (a)	444	9,932
Hospitality Properties Trust (a)	2,279	27,097
Jones Lang LaSalle, Inc.	2,345	76,752
Liberty Property Trust (a)	833	19,192
Macerich Co. (a)	1,367	24,073
Mack-Cali Realty Corp.(a)	864	19,699
Nationwide Health Properties, Inc. (a)	326	8,391
Omega Healthcare Investors, Inc. (a)	7,278	112,956
Potlatch Corp. (a)	1,765	42,872
Rayonier, Inc. (a)	893	32,461
Realty Income Corp. (a)	350	7,672
Regency Centers Corp. (a)	287	10,019
SL Green Realty Corp.(a)	543	12,456
UDR Inc. (a)	932	9,628
Weingarten Realty Investors (a)	742	10,766
Total Real Estate		586,286
Retailing—8.3%
99 Cents Only Stores*	2,434	33,054
Aaron's, Inc.	586	17,475
Advance Auto Parts, Inc.	3,459	143,514
Aeropostale, Inc.*	2,117	72,550
American Eagle Outfitters, Inc.	6,838	96,894
AnnTaylor Stores Corp.*	9,879	78,834
Barnes & Noble, Inc.	7,823	161,388
Carmax, Inc.*	22,841	335,764
Chico's FAS, Inc.*	11,088	107,886
Coldwater Creek, Inc.*	9,505	57,600
Collective Brands, Inc.*	6,607	96,264
Dick's Sporting Goods, Inc.*	6,326	108,807

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES MID CAP FUND

JUNE 30, 2009

Investments	Shares	Value
Retailing—8.3% (continued)
Dollar Tree, Inc.*	2,246	$94,557
Foot Locker, Inc.	17,228	180,377
Guess?, Inc.	3,116	80,330
J. Crew Group, Inc.*	2,406	65,010
LKQ Corp.*	3,143	51,702
NetFlix, Inc.*	992	41,009
PetSmart, Inc.	5,974	128,202
Priceline.com, Inc.*	614	68,492
Rent-A-Center, Inc.*	4,372	77,953
Ross Stores, Inc.	4,646	179,336
Saks, Inc.*	17,633	78,114
Urban Outfitters, Inc.*	2,047	42,721
Williams-Sonoma, Inc.	11,043	131,080
Total Retailing		2,528,913
Semiconductors & Semiconductor Equipment—1.3%
Atmel Corp.*	11,306	42,171
Cree, Inc.*	671	19,721
Fairchild Semiconductor International, Inc.*	7,896	55,193
Integrated Device Technology, Inc.*	3,076	18,579
International Rectifier Corp.*	1,860	27,547
Intersil Corp. Class A	1,922	24,160
Lam Research Corp.*	2,600	67,600
RF Micro Devices, Inc.*	27,817	104,591
Semtech Corp.*	471	7,494
Silicon Laboratories, Inc.*	420	15,935
Semiconductors & Semiconductor Equipment		382,991
Software & Services—5.1%
ACI Worldwide, Inc.*	608	8,488
Acxiom Corp.	4,050	35,762
Advent Software, Inc.*	250	8,198
Alliance Data Systems Corp.*	1,128	46,462
ANSYS, Inc.*	352	10,968
Broadridge Financial Solutions, Inc.	4,013	66,536
Cadence Design Systems, Inc.*	12,196	71,956
Digital River, Inc.*	380	13,802
DST Systems, Inc.*	1,350	49,883
Equinix, Inc.*	4,560	331,693
FactSet Research Systems, Inc.	326	16,258
Fair Isaac Corp.	1,280	19,789
Gartner, Inc.*	1,734	26,461
Global Payments, Inc.	831	31,129
Hewitt Associates, Inc., Class A	2,950	87,850
Jack Henry & Associates, Inc.	894	18,551
Lender Processing Services, Inc.	1,640	45,543
Macrovision Solutions Corp.*	644	14,046
Mantech International Corp. Class A*	795	34,217
Mentor Graphics Corp.*	3,463	18,943
Metavante Technologies, Inc.*	2,314	59,840
Micros Systems, Inc.*	7,040	178,252
NeuStar, Inc. Class A*	571	12,653
Parametric Technology Corp.*	2,053	24,000
SAIC Inc.*	10,054	186,501
SRA International, Inc. Class A*	2,057	36,121
Sybase, Inc.*	1,060	33,220

Investments	Shares	Value
Synopsys, Inc.*	1,631	$31,821
ValueClick, Inc.*	2,241	23,575
Wind River Systems, Inc.*	775	8,882
Total Software & Services		1,551,400
Technology Hardware & Equipment—13.8%
3Com Corp.*	13,003	61,244
ADC Telecommunications, Inc.*	6,495	51,700
Adtran, Inc.	795	17,069
Arrow Electronics, Inc.*	23,358	496,124
Avnet, Inc.*	23,439	492,922
Avocent Corp.*	891	12,438
CommScope, Inc.*	5,691	149,446
Diebold, Inc.	2,639	69,564
F5 Networks, Inc.*	613	21,204
Imation Corp.	3,973	30,235
Ingram Micro, Inc. Class A*	63,548	1,112,090
Itron, Inc.*	1,734	95,491
National Instruments Corp.	774	17,461
NCR Corp.*	8,768	103,726
Palm, Inc.*	15,428	255,642
Plantronics, Inc.	1,509	28,535
Polycom, Inc.*	1,667	33,790
Tech Data Corp.*	30,121	985,258
Trimble Navigation Ltd.*	1,479	29,033
Vishay Intertechnology, Inc.*	16,172	109,808
Zebra Technologies Corp. Class A*	1,087	25,718
Total Technology Hardware & Equipment		4,198,498
Telecommunication Services—0.9%
Cincinnati Bell, Inc.*	17,038	48,388
Syniverse Holdings, Inc.*	6,834	109,549
Telephone & Data Systems, Inc.	3,624	102,559
Total Telecommunication Services		260,496
Transportation—2.2%
Airtran Holdings, Inc.*	15,089	93,401
Alaska Air Group, Inc.*	3,116	56,898
Alexander & Baldwin, Inc.	1,672	39,192
Con-way, Inc.	5,353	189,013
JB Hunt Transport Services, Inc.	3,473	106,031
JetBlue Airways Corp.*	13,340	56,962
Kansas City Southern*	2,463	39,679
Landstar System, Inc.	549	19,715
Werner Enterprises, Inc.	3,039	55,067
Total Transportation		655,958
Utilities—5.1%
AGL Resources, Inc.	1,960	62,328
Alliant Energy Corp.	2,663	69,584
Aqua America, Inc.	679	12,154
Black Hills Corp.	703	16,162
Cleco Corp.	356	7,982
DPL, Inc.	1,634	37,860
Energen Corp.	1,118	44,608
Great Plains Energy, Inc.	2,984	46,401
Hawaiian Electric Industries, Inc.	2,991	57,008
IDACORP, Inc.	709	18,533
MDU Resources Group, Inc.	4,876	92,498

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES MID CAP FUND

JUNE 30, 2009

Investments	Shares	Value
Utilities—5.1% (continued)
National Fuel Gas Co.	1,662	$59,965
NSTAR	2,048	65,761
NV Energy Inc.	8,505	91,769
OGE Energy Corp.	3,788	107,276
ONEOK, Inc.	13,709	404,279
PNM Resources, Inc.	4,045	43,322
UGI Corp.	5,871	149,652
Vectren Corp.	2,056	48,172
Westar Energy, Inc.	2,114	39,680
WGL Holdings, Inc.	1,762	56,419
Total Utilities		1,531,413
Total Investments—99.7% (Cost $28,995,152)		30,082,751
Other Assets in Excess of Liabilities—0.3%		83,611
Net Assets—100.0%		$30,166,362

†  Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" establishes an authoritative framework for the measurement of fair value. Securities listed are level 1 quoted prices in active markets for identical securities.

*  Non-income producing security.

(a)  Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

REVENUESHARES SMALL CAP FUND

JUNE 30, 2009

Investments	Shares	Value
COMMON STOCKS†—100.1%
Automobiles & Components—1.1%
Drew Industries, Inc.*	1,761	$21,431
Spartan Motors, Inc.	12,554	142,237
Standard Motor Products, Inc.	10,043	83,056
Superior Industries International, Inc.	2,890	40,749
Winnebago Industries, Inc.	6,897	51,245
Total Automobiles & Components		338,718
Banks—2.1%
Bank Mutual Corp.	801	6,985
Bank of the Ozarks, Inc.	3,380	73,110
Boston Private Financial Holdings, Inc.	4,774	21,388
Brookline Bancorp, Inc.	609	5,676
Cascade Bancorp	902	1,272
Central Pacific Financial Corp.	1,475	5,531
Columbia Banking System, Inc.	1,028	10,516
Community Bank System, Inc.	580	8,445
Dime Community Bancshares, Inc.	638	5,812
East West Bancorp, Inc.	2,118	13,746
First BanCorp.	4,874	19,252
First Commonwealth Financial Corp.	1,474	9,345
First Financial Bancorp	831	6,249
First Financial Bankshares, Inc.	162	8,158
First Midwest Bancorp, Inc.	1,152	8,421
Frontier Financial Corp.	4,787	5,792
Glacier Bancorp, Inc.	933	13,780
Hancock Holding Co.	482	15,660
Hanmi Financial Corp.	6,749	11,811
Home Bancshares, Inc.	289	5,503
Independent Bank Corp. MI	5,481	7,235
Independent Bank Corp. MA	1,471	28,979
Nara Bancorp, Inc.	899	4,657
National Penn Bancshares, Inc.	1,567	7,224
NBT Bancorp, Inc.	3,171	68,842
Old National Bancorp.	1,540	15,123
Pinnacle Financial Partners, Inc.*	2,022	26,933
PrivateBancorp, Inc.	608	13,522
Prosperity Bancshares, Inc.	605	18,047
S&T Bancorp, Inc.	317	3,855
Signature Bank*	549	14,889
Simmons First National Corp. Class A	346	9,245
South Financial Group, Inc.	9,912	11,795
Sterling Bancorp	547	4,567
Sterling Bancshares, Inc.	2,312	14,635
Sterling Financial Corp.	5,830	16,965
Susquehanna Bancshares, Inc.	2,375	11,614
Tompkins Financial Corp.	156	7,480
TrustCo Bank Corp.	801	4,734
UCBH Holdings, Inc.	6,379	8,038
UMB Financial Corp.	640	24,326
Umpqua Holdings Corp.	1,701	13,200
United Bankshares, Inc.	668	13,053
United Community Banks, Inc.	1,906	11,417
Whitney Holding Corp.	1,916	17,551
Wilshire Bancorp, Inc.	899	5,169
Wintrust Financial Corp.	1,509	24,265
Total Banks		663,812

Investments	Shares	Value
Capital Goods—10.2%
Actuant Corp. Class A	128	$1,562
Aerovironment, Inc.*	320	9,875
A.O. Smith Corp.	3,337	108,686
AAR Corp.*	3,394	54,474
Acuity Brands, Inc.	2,564	71,920
Albany International Corp. Class A	3,463	39,409
American Science & Engineering, Inc.	1,440	99,533
Apogee Enterprises, Inc.	4,017	49,409
Applied Industrial Technologies, Inc.	4,713	92,846
Applied Signal Technology, Inc.	446	11,377
Astec Industries, Inc.*	1,310	38,894
Axsys Technologies, Inc.*	188	10,084
AZZ, Inc.*	480	16,517
Badger Meter, Inc.	706	28,946
Baldor Electric Co.	5,193	123,541
Barnes Group, Inc.	4,298	51,103
Belden, Inc.	4,994	83,400
Brady Corp. Class A	2,690	67,573
Briggs & Stratton Corp.	6,260	83,508
C&D Technologies, Inc.*	4,618	9,236
Cascade Corp.	767	12,065
Ceradyne, Inc.*	1,216	21,475
CIRCOR International, Inc.	3,362	79,377
CLARCOR, Inc.	1,284	37,480
Cubic Corp.	1,252	44,809
Curtiss-Wright Corp.	2,466	73,314
EMCOR Group, Inc.*	13,343	268,460
EnPro Industries, Inc.*	2,368	42,648
ESCO Technologies, Inc.*	2,088	93,542
Esterline Technologies Corp.*	1,728	46,777
Gardner Denver, Inc.*	3,301	83,086
GenCorp, Inc.*	9,924	18,955
Gibraltar Industries, Inc.	3,748	25,749
Griffon Corp.*	6,471	53,839
II-VI, Inc.*	673	14,920
Insituform Technologies, Inc. Class A*	1,155	19,600
John Bean Technologies Corp.	4,843	60,634
Kaman Corp.	2,528	42,218
Kaydon Corp.	640	20,838
Lawson Products, Inc.	1,094	15,546
Lindsay Corp.	356	11,784
Lydall, Inc.*	3,074	10,452
Magnetek, Inc.*	1,984	2,758
Moog, Inc. Class A*	2,496	64,422
Mueller Industries, Inc.	5,251	109,221
NCI Buildings Systems, Inc.*	4,298	11,347
Orbital Sciences Corp.*	3,045	46,193
Quanex Building Products Corp.	4,000	44,880
Regal-Beloit Corp.	2,821	112,050
Robbins & Myers, Inc.	1,667	32,090
Simpson Manufacturing Co., Inc.	1,183	25,576
Standex International Corp.	1,442	16,727
Stanley, Inc.*	4,258	140,003
Teledyne Technologies, Inc.*	1,953	63,961
Toro Co.	2,466	73,733
Tredegar Corp.	2,092	27,865
Triumph Group, Inc.	1,188	47,520
Universal Forest Products, Inc.	4,198	138,912

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

JUNE 30, 2009

Investments	Shares	Value
Capital Goods—10.2% (continued)
Vicor Corp.	1,825	$13,177
Wabash National Corp.	8,545	5,982
Watsco, Inc.	1,991	97,420
Watts Water Technologies, Inc. Class A	2,536	54,625
Total Capital Goods		3,277,923
Commercial & Professional Services—5.0%
ABM Industries, Inc.	8,152	147,307
ATC Technology Corp.*	1,442	20,909
Administaff, Inc.	3,937	91,614
Bowne & Co., Inc.	10,133	65,966
CDI Corp.	5,108	56,954
Consolidated Graphics, Inc.*	2,502	43,585
G&K Services, Inc. Class A	1,948	41,200
Geo Group, Inc.*	2,407	44,722
Healthcare Services Group, Inc.	1,734	31,004
Heidrick & Struggles International, Inc.	1,314	23,981
Interface, Inc. Class A	9,113	56,501
Mobile Mini, Inc.*	1,186	17,399
On Assignment, Inc.*	6,070	23,734
School Specialty, Inc.*	2,502	50,565
Spherion Corp.*	80,312	330,884
Standard Register Co.	4,289	13,982
SYKES Enterprises, Inc.*	1,919	34,715
Tetra Tech, Inc.*	3,664	104,974
TrueBlue, Inc.*	7,191	60,404
United Stationers, Inc.*	6,100	212,768
Viad Corp.	1,890	32,546
Volt Information Sciences, Inc.*	15,419	96,677
Total Commercial & Professional Services		1,602,391
Consumer Durables & Apparel—7.2%
Arctic Cat, Inc.	5,235	21,149
Brunswick Corp.	65,881	284,606
Iconix Brand Group, Inc.*	1,024	15,749
Carter's, Inc.*	3,273	80,549
CROCS, Inc.*	23,591	80,209
Deckers Outdoor Corp.*	382	26,843
Ethan Allen Interiors, Inc.	2,878	29,816
Helen of Troy Ltd.*	20,642	346,580
JAKKS Pacific, Inc.*	2,028	26,019
K-Swiss, Inc. Class A	1,284	10,914
La-Z-Boy, Inc.	24,925	117,646
Liz Claiborne, Inc.	59,430	171,158
M/I Homes, Inc.	3,042	29,781
Maidenform Brands, Inc.*	1,886	21,632
Meritage Homes Corp.*	6,356	119,874
Movado Group, Inc.	3,399	35,825
National Presto Industries, Inc.	286	21,765
Nautilus, Inc.*	10,149	11,468
Oxford Industries, Inc.	7,824	91,150
Perry Ellis International, Inc.*	4,914	35,774
Polaris Industries, Inc.	3,142	100,921
Pool Corp.	4,650	77,004
Quiksilver, Inc.*	67,279	124,466
RC2 Corp.*	2,822	37,335
Russ Berrie & Co., Inc.*	12,867	50,310

Investments	Shares	Value
Skechers U.S.A., Inc. Class A*	5,348	$52,250
Skyline Corp.	544	11,832
Standard-Pacific Corp.	41,261	83,760
Sturm Ruger & Co., Inc.	925	11,507
True Religion Apparel, Inc.*	934	20,828
UniFirst Corp.	1,542	57,316
Universal Electronics, Inc.*	768	15,491
Volcom, Inc.*	1,411	17,638
Wolverine World Wide, Inc.	2,564	56,562
Total Consumer Durables & Apparel		2,295,727
Consumer Services—5.4%
American Public Education, Inc.*	640	25,350
Buffalo Wild Wings, Inc.*	705	22,927
California Pizza Kitchen, Inc.*	3,103	41,239
Capella Education Co.*	194	11,630
CEC Entertainment, Inc.*	1,539	45,370
CKE Restaurants, Inc.	7,471	63,354
Coinstar, Inc.*	1,827	48,781
Cracker Barrel Old Country Store, Inc.	5,283	147,396
DineEquity, Inc.	5,076	158,320
Hillenbrand, Inc.	1,830	30,451
Interval Leisure Group, Inc.*	3,235	30,150
Jack in the Box, Inc.*	5,894	132,320
Landry's Restaurants, Inc.*	4,210	36,206
Marcus Corp.	1,251	13,161
Monarch Casino & Resort, Inc.*	612	4,468
Multimedia Games, Inc.*	1,987	9,856
O'Charleys, Inc.	18,936	175,158
Papa John's International, Inc.*	2,814	69,759
Peet's Coffee & Tea, Inc.*	513	12,928
P.F. Chang's China Bistro, Inc.*	2,308	73,994
Pinnacle Entertainment, Inc.*	6,251	58,072
Pre-Paid Legal Services, Inc.*	482	21,010
Red Robin Gourmet Burgers, Inc.*	2,309	43,294
Ruby Tuesday, Inc.	39,145	260,705
Ruth's Hospitality Group, Inc.*	11,561	42,429
Shuffle Master, Inc.*	1,760	11,634
Sonic Corp.*	2,945	29,538
Steak N Shake Co.*	4,843	42,328
Texas Roadhouse, Inc. Class A*	4,963	54,146
Universal Technical Institute, Inc.*	862	12,870
Total Consumer Services		1,728,844
Diversified Financials—0.8%
Cash America International, Inc.	1,574	36,815
Financial Federal Corp.	355	7,295
First Cash Financial Services, Inc.*	926	16,224
Greenhill & Co., Inc.	156	11,265
Investment Technology Group, Inc.*	1,638	33,399
LaBranche & Co., Inc.*	2,365	10,170
optionsXpress Holdings, Inc.	898	13,946
Piper Jaffray Cos.*	574	25,067
Portfolio Recovery Associates, Inc.*	324	12,549
Rewards Network, Inc.*	3,273	12,372
Stifel Financial Corp.	836	40,202
SWS Group, Inc.	1,219	17,029
TradeStation Group, Inc.*	1,151	9,737
World Acceptance Corp.*	738	14,694
Total Diversified Financials		260,764

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

JUNE 30, 2009

Investments	Shares	Value
Energy—6.5%
Atwood Oceanics, Inc.*	1,245	$31,013
Basic Energy Services, Inc.*	3,492	23,850
Bristow Group, Inc.*	1,980	58,667
CARBO Ceramics, Inc.	478	16,348
Dril-Quip, Inc.*	1,088	41,453
Gulf Island Fabrication, Inc.	1,405	22,241
Holly Corp.	14,092	253,374
Hornbeck Offshore Services, Inc.*	1,117	23,893
ION Geophysical Corp.*	11,079	28,473
Lufkin Industries, Inc.	798	33,556
Matrix Service Co.*	3,653	41,936
NATCO Group, Inc. Class A*	1,735	57,116
Oil States International, Inc.*	5,644	136,641
Penn Virginia Corp.	1,824	29,859
Petroleum Development Corp.*	1,189	18,655
Petroquest Energy, Inc.*	2,337	8,624
Pioneer Drilling Co.*	4,168	19,965
SEACOR Holdings, Inc.*	966	72,682
St. Mary Land & Exploration Co.	2,850	59,480
Stone Energy Corp.*	2,568	19,055
Superior Well Services, Inc.*	1,922	11,436
Swift Energy Co.*	1,765	29,387
Tetra Technologies, Inc.*	8,240	65,590
World Fuel Services Corp.	23,992	989,190
Total Energy		2,092,484
Food & Staples Retailing—3.2%
Andersons, Inc.	8,694	260,298
Casey's General Stores, Inc.	8,053	206,882
Great Atlantic & Pacific Tea Co., Inc.*	42,746	181,671
Nash Finch Co.	4,651	125,856
Spartan Stores, Inc.	4,296	53,313
United Natural Foods, Inc.*	7,672	201,390
Total Food & Staples Retailing		1,029,410
Food Beverage & Tobacco—1.8%
Alliance One International, Inc.*	38,308	145,570
Boston Beer Co., Inc. Class A*	548	16,215
Cal-Maine Foods, Inc.	1,350	33,696
Darling International, Inc.*	7,510	49,566
Diamond Foods, Inc.	893	24,915
Green Mountain Coffee Roasters, Inc.*	861	50,902
Hain Celestial Group, Inc.*	2,306	35,997
J&J Snack Foods Corp.	830	29,797
Lance, Inc.	1,575	36,430
Sanderson Farms, Inc.	2,124	95,580
TreeHouse Foods, Inc.*	2,501	71,954
Total Food Beverage & Tobacco		590,622
Health Care Equipment & Services—7.6%
Abaxis, Inc.*	258	5,299
Air Methods Corp.*	1,346	36,827
Align Technology, Inc.*	9,600	101,760
Almost Family, Inc.*	129	3,368
Amedisys, Inc.*	1,061	35,034
American Medical Systems Holdings, Inc.*	2,368	37,414
AMERIGROUP Corp.*	6,679	179,332

Investments	Shares	Value
AMN Healthcare Services, Inc.*	6,215	$39,652
Amsurg Corp.*	1,155	24,763
Analogic Corp.	575	21,246
Bio-Reference Labs, Inc.*	549	17,354
Catalyst Health Solutions, Inc.*	4,385	109,362
Centene Corp.*	8,429	168,412
Chemed Corp.	1,158	45,718
Computer Programs & Systems, Inc.	255	9,769
CONMED Corp.*	1,311	20,347
Cooper Cos., Inc.	3,401	84,107
Corvel Corp.*	703	16,007
Cross Country Healthcare, Inc.*	3,536	24,292
CryoLife Inc.*	483	2,676
Cyberonics*	320	5,322
Eclipsys Corp.*	1,535	27,292
Genoptix, Inc.*	716	22,905
Gentiva Health Services, Inc.*	2,092	34,434
Greatbatch, Inc.*	833	18,834
Haemonetics Corp.*	348	19,836
Hanger Orthopedic Group, Inc.*	4,575	62,174
Healthspring, Inc.*	5,164	56,081
Healthways, Inc.*	3,304	44,439
HMS Holdings Corp.*	256	10,424
ICU Medical, Inc.*	255	10,493
Integra Lifesciences Holdings Corp.*	773	20,492
Invacare Corp.	4,905	86,573
inVentiv Health, Inc.*	3,974	53,768
IPC The Hospitalist Co., Inc.	2,462	65,711
Kensy Nash Corp.*	165	4,325
Landauer, Inc.	63	3,864
LCA-Vision, Inc.	3,109	13,120
LHC Group, Inc.*	419	9,306
Magellan Health Services, Inc.*	3,174	104,171
Medcath Corp.*	2,756	32,411
Mednax, Inc.*	1,348	56,791
Meridian Bioscience, Inc.	225	5,081
Merit Medical Systems, Inc.*	540	8,802
Molina Healthcare, Inc.*	6,870	164,330
MWI Veterinary Supply, Inc.*	1,156	40,298
Natus Medical, Inc.*	479	5,528
Neogen Corp.*	444	12,867
Odyssey HealthCare, Inc.*	2,625	26,985
Omnicell, Inc.*	866	9,310
Osteotech, Inc.*	1,923	8,461
Palomar Medical Technologies, Inc.*	414	6,069
PharMerica Corp.*	5,669	111,282
Phase Forward, Inc.*	511	7,721
PSS World Medical, Inc.*	4,049	74,947
Quality Systems, Inc.	195	11,107
RehabCare Group, Inc.*	1,951	46,687
Res-Care, Inc.*	4,839	69,198
SurModics, Inc.*	162	3,666
Symmetry Medical, Inc.*	2,048	19,087
Theragenics Corp.*	2,304	2,972
West Pharmaceutical Services, Inc.	1,215	42,343
Zoll Medical Corp.*	838	16,207
Total Health Care Equipment & Services		2,438,453

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

JUNE 30, 2009

Investments	Shares	Value
Household & Personal Products—0.6%
Central Garden & Pet Co., Class A*	14,591	$143,721
Chattem, Inc.*	258	17,570
Mannatech, Inc.	6,492	21,424
WD-40 Co.	483	14,007
Total Household & Personal Products		196,722
Insurance—1.7%
American Physicians Capital, Inc.	800	31,328
Amerisafe, Inc.*	701	10,908
Delphi Financial Group, Inc. Class A	4,359	84,695
eHealth, Inc.*	740	13,068
Employers Holdings, Inc.	165	2,236
Infinity Property & Casualty Corp.	893	32,559
National Financial Partners Corp.	14,991	109,733
Navigators Group, Inc.*	513	22,793
Presidential Life Corp.	1,313	9,939
ProAssurance Corp.*	512	23,660
RLI Corp.	419	18,771
Safety Insurance Group, Inc.	737	22,523
Selective Insurance Group, Inc.	3,460	44,184
Stewart Information Services Corp.	4,679	66,676
Tower Group, Inc.	837	20,741
United Fire & Casualty Co.	1,117	19,157
Zenith National Insurance Corp.	926	20,131
Total Insurance		553,102
Materials—4.5%
A.M. Castle & Co.	5,747	69,424
AMCOL International Corp.	1,605	34,636
American Vanguard Corp.	479	5,413
Arch Chemicals, Inc.	2,565	63,073
Balchem Corp.	381	9,342
Brush Engineered Materials, Inc.*	3,177	53,215
Buckeye Technologies, Inc.*	10,353	46,485
Calgon Carbon Corp.*	1,218	16,918
Century Aluminum Co*	8,653	53,908
Clearwater Paper Corp.*	1,124	28,426
Deltic Timber Corp.	124	4,398
Eagle Materials, Inc.	1,640	41,394
H.B. Fuller Co.	4,001	75,099
Headwaters, Inc.*	5,385	18,094
Myers Industries, Inc.	5,063	42,124
Neenah Paper, Inc.	3,784	33,337
NewMarket Corp.	1,797	120,991
Olympic Steel, Inc.	2,438	59,658
OM Group, Inc.*	3,463	100,496
Penford Corp.	1,510	8,743
PolyOne Corp.*	40,431	109,567
Quaker Chemical Corp.	1,987	26,407
Rock-Tenn Co. Class A	3,205	122,302
RTI International Metals, Inc.*	1,792	31,665
Schulman A., Inc.	4,935	74,568
Schweitzer-Mauduit International, Inc.	1,927	52,434
Stepan Co.	1,505	66,461
Texas Industries, Inc.	1,249	39,169
Wausau Paper Corp.	4,866	32,700
Zep, Inc.	1,471	17,726
Total Materials		1,458,173

Investments	Shares	Value
Media—1.1%
Arbitron, Inc.	1,409	$22,389
E.W. Scripps Co. Class A	52,329	109,368
Live Nation, Inc.*	47,934	232,959
Total Media		364,716
Pharmaceuticals, Biotechnology—0.7%
Cambrex Corp.*	2,818	11,610
Cubist Pharmaceuticals, Inc.*	670	12,281
Dionex Corp.*	319	19,469
Enzo Biochem, Inc.*	671	2,973
eResearch Technology, Inc.	1,373	8,526
Kendle International, Inc.*	1,320	16,157
Martek Biosciences Corp.*	512	10,829
Noven Pharmaceuticals, Inc.*	349	4,991
Par Pharmaceutical Cos., Inc.*	1,859	28,164
Parexel International Corp.*	6,261	90,032
Regeneron Pharmaceuticals, Inc.*	636	11,397
Salix Pharmaceuticals Ltd.*	838	8,271
Viropharma, Inc.*	805	4,774
Total Pharmaceuticals, Biotechnology		229,474
Real Estate—1.1%
Acadia Realty Trust (a)	388	5,063
BioMed Realty Trust, Inc. (a)	1,373	14,046
Cedar Shopping Centers, Inc. (a)	1,314	5,939
Colonial Properties Trust (a)	2,117	15,666
DiamondRock Hospitality Co. (a)	5,810	36,371
EastGroup Properties, Inc. (a)	221	7,297
Entertainment Properties Trust (a)	416	8,570
Extra Space Storage, Inc. (a)	1,282	10,705
Forestar Real Estate Group, Inc.*	1,376	16,347
Franklin Street Properties Corp. (a)	2,018	26,739
Home Properties, Inc. (a)	574	19,573
Inland Real Estate Corp. (a)	675	4,725
Kilroy Realty Corp. (a)	383	7,867
Kite Realty Group Trust (a)	1,245	3,635
LaSalle Hotel Properties (a)	2,754	33,984
Lexington Realty Trust (a)	4,585	15,589
LTC Properties, Inc. (a)	161	3,292
Medical Properties Trust, Inc. (a)	707	4,291
Mid-America Apartment Communities, Inc. (a)	476	17,474
National Retail Properties, Inc. (a)	673	11,677
Parkway Properties, Inc. (a)	706	9,178
Pennsylvania Real Estate Investment Trust (a)	3,974	19,870
Post Properties, Inc. (a)	636	8,548
PS Business Parks, Inc. (a)	259	12,546
Senior Housing Properties Trust (a)	701	11,440
Sovran Self Storage, Inc. (a)	256	6,298
Tanger Factory Outlet Centers, Inc. (a)	261	8,464
Urstadt Biddle Properties, Inc., Class A (a)	221	3,112
Total Real Estate		348,306
Retailing—18.3%
Audiovox Corp. Class A*	3,946	23,124
Big 5 Sporting Goods Corp.	7,727	85,461

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

JUNE 30, 2009

Investments	Shares	Value
Retailing—18.3% (continued)
Blue Nile, Inc.*	541	$23,258
Brown Shoe Co., Inc.	17,143	124,115
Buckle, Inc.	1,155	36,694
Cabela's, Inc.*	15,811	194,475
Cato Corp. Class A	2,598	45,309
Charlotte Russe Holding, Inc.*	6,002	77,306
Childrens Place Retail Stores, Inc.*	3,633	96,020
Christopher & Banks Corp.	6,253	41,958
Dress Barn, Inc.*	6,677	95,481
Finish Line Class A	9,562	70,950
Fred's, Inc. Class A	7,215	90,909
Genesco, Inc.*	4,682	87,881
Group 1 Automotive, Inc.	28,889	751,692
Gymboree Corp.*	1,635	58,010
Haverty Furniture Cos., Inc.	3,689	33,754
Hibbett Sports, Inc.*	1,410	25,380
Hot Topic, Inc.*	3,914	28,611
HSN, Inc.*	45,395	479,825
Jo-Ann Stores, Inc.*	6,198	128,113
Jos A. Bank Clothiers, Inc.*	901	31,048
Lithia Motors, Inc. Class A	36,738	339,459
MarineMax, Inc.*	14,117	48,562
Men's Wearhouse, Inc.	6,636	127,278
Midas Inc.*	1,085	11,371
NutriSystem, Inc.	2,183	31,654
OfficeMax, Inc.	60,135	377,648
PEP Boys-Manny, Moe & Jack	27,360	277,430
PetMed Express, Inc.*	481	7,229
Sonic Automotive, Inc. Class A	93,501	949,970
Stage Stores, Inc.	10,353	114,918
Stamps.com, Inc.*	384	3,256
Stein Mart, Inc.	55,996	496,125
Ticketmaster Entertainment Inc.*	10,181	65,362
Tractor Supply Co.*	3,010	124,373
Tuesday Morning Corp.	32,929	110,971
Tween Brands, Inc.*	9,294	62,084
Zale Corp.*	27,966	96,203
Zumiez, Inc.*	1,854	14,851
Total Retailing		5,888,118
Semiconductors & Semiconductor Equipment—2.4%
Actel Corp.*	803	8,616
Advanced Energy Industries, Inc.*	1,471	13,224
ATMI, Inc.*	1,119	17,378
Brooks Automation, Inc.*	4,425	19,824
Cabot Microelectronics Corp.*	613	17,342
Cohu, Inc.	764	6,861
Cymer, Inc.*	901	26,787
Cypress Semiconductor Corp.*	16,547	152,232
Diodes, Inc.*	3,199	50,032
DSP Group, Inc.*	2,018	13,642
Exar Corp.*	476	3,422
FEI Co.*	1,374	31,465
Hittite Microwave Corp.*	253	8,792
Kopin Corp.*	2,208	8,103
Kulicke & Soffa Industries, Inc.*	21,119	72,438
Micrel, Inc.	1,476	10,804
Microsemi Corp.*	1,444	19,927

Investments	Shares	Value
MKS Instruments, Inc.*	1,929	$25,444
Pericom Semiconductor Corp.*	1,120	9,430
Rudolph Technologies, Inc.*	2,020	11,150
Skyworks Solutions, Inc.*	6,895	67,433
Standard Microsystems Corp.*	926	18,937
Supertex, Inc.*	160	4,018
TriQuint Semiconductor, Inc.*	10,523	55,877
Ultratech, Inc.*	421	5,183
Varian Semiconductor Equipment Associates, Inc.*	2,113	50,691
Veeco Instruments, Inc.*	2,798	32,429
Total Semiconductors & Semiconductor Equipment		761,481
Software & Services—3.1%
Bankrate, Inc.*	190	4,796
Blackbaud, Inc.	959	14,912
CACI International, Inc., Class A*	2,208	94,304
CIBER, Inc.*	12,568	38,961
CommVault Systems, Inc.	3,872	64,198
comScore, Inc.*	540	7,193
Concur Technologies, Inc.*	284	8,827
CSG Systems International, Inc.*	1,181	15,636
CyberSource Corp.*	806	12,332
DealerTrack Holdings Inc*	925	15,725
Ebix, Inc.*	67	2,098
Epicor Software Corp.*	5,043	26,728
EPIQ Systems, Inc.*	540	8,289
Forrester Research, Inc.*	2,080	51,064
Heartland Payment Systems, Inc.	3,878	37,112
Informatica Corp.*	1,408	24,204
InfoSpace, Inc.*	837	5,549
Integral Systems, Inc.*	482	4,010
j2 Global Communications, Inc.*	544	12,273
JDA Software Group, Inc.*	1,278	19,119
Knot, Inc.*	542	4,271
Manhattan Associates, Inc.*	990	18,038
MAXIMUS, Inc.	965	39,806
Perficient, Inc.*	2,177	15,217
Phoenix Technologies Ltd.*	740	2,005
Progress Software Corp.*	1,094	23,160
Radiant Systems, Inc.*	3,333	27,664
Smith Micro Software, Inc.*	732	7,188
Sonic Solutions*	4,423	13,048
SPSS, Inc.*	517	17,252
StarTek, Inc.*	3,336	26,755
Take-Two Interactive Software, Inc.*	5,228	49,509
Taleo Corp. Class A*	1,030	18,818
TeleTech Holdings, Inc.*	6,300	95,445
THQ, Inc.*	9,562	68,464
Tyler Technologies, Inc.*	837	13,074
United Online, Inc.	3,783	24,627
Websense, Inc.*	764	13,630
Wright Express Corp.*	1,439	36,651
Total Software & Services		981,952
Technology Hardware & Equipment—10.5%
Adaptec, Inc.*	1,953	5,175
Agilysys, Inc.	6,664	31,188

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

JUNE 30, 2009

Investments	Shares	Value
Technology Hardware & Equipment—10.5% (continued)
Anixter International, Inc.*	9,700	$364,623
Arris Group, Inc.*	6,599	80,244
Avid Technology, Inc.*	3,240	43,448
Bel Fuse, Inc. Class B	611	9,800
Benchmark Electronics, Inc.*	8,545	123,048
Black Box Corp.	1,634	54,690
Blue Coat Systems Inc*	1,474	24,380
Brightpoint, Inc.*	50,779	318,384
Checkpoint Systems, Inc.*	3,683	57,786
Cognex Corp.	800	11,304
Comtech Telecommunications Corp.*	447	14,250
CTS Corp.	4,747	31,093
Daktronics, Inc.	2,342	18,033
Digi International, Inc.*	992	9,672
DTS, Inc.*	490	13,264
Electro Scientific Industries, Inc.*	1,510	16,882
EMS Technologies, Inc.*	541	11,307
FARO Technologies, Inc.*	573	8,899
Gerber Scientific, Inc.*	8,205	20,513
Harmonic Inc.*	2,657	15,650
Hutchinson Technology, Inc.*	9,081	17,708
Insight Enterprises, Inc.*	46,459	448,794
Intermec, Inc.*	1,760	22,704
Intevac, Inc.*	896	7,804
Keithley Instruments, Inc.	1,861	7,444
Littelfuse, Inc.*	1,406	28,064
LoJack Corp.*	1,694	7,098
Mercury Computer Systems, Inc.*	2,079	19,231
Methode Electronics, Inc.	2,789	19,579
MTS Systems Corp.	768	15,859
Netgear, Inc.*	2,988	43,057
Network Equipment Technologies Inc.*	1,414	6,024
Newport Corp.*	2,917	16,889
Novatel Wireless, Inc.*	5,252	47,373
Park Electrochemical Corp.	544	11,712
PC-Tel, Inc.*	576	3,082
Plexus Corp.*	4,394	89,901
RadiSys Corp.*	2,536	22,849
Rogers Corp.*	604	12,219
Scansource, Inc.*	4,996	122,502
Stratasys, Inc.*	481	5,286
Symmetricom, Inc.*	2,274	13,121
Synaptics, Inc.*	803	31,036
SYNNEX Corp.*	34,425	860,282
Technitrol, Inc.	15,777	102,077
Tekelec*	1,567	26,373
Tollgrade Communications, Inc.*	546	2,861
TTM Technologies, Inc.*	6,022	47,935
Viasat, Inc.*	1,091	27,973
Total Technology Hardware & Equipment		3,370,470
Telecommunication Services—0.4%
Cbeyond Communications, Inc.*	4,800	68,880
Fairpoint Communications, Inc.	14,767	8,860
General Communication, Inc. Class A*	2,917	20,215

Investments	Shares	Value
Iowa Telecommunications Services, Inc.	349	$4,366
Neutral Tandem, Inc.*	670	19,778
Total Telecommunication Services		122,099
Transportation—1.6%
Arkansas Best Corp.	3,363	88,615
Forward Air Corp.	930	19,828
Heartland Express, Inc.	1,866	27,468
HUB Group, Inc., Class A*	3,394	70,052
Kirby Corp.*	2,085	66,282
Knight Transportation, Inc.	2,251	37,254
Old Dominion Freight Line, Inc.*	3,006	100,911
Skywest, Inc.	9,306	94,921
Total Transportation		505,331
Utilities—3.2%
ALLETE, Inc.	1,118	32,143
American States Water Co.	416	14,410
Atmos Energy Corp.	11,679	292,443
Avista Corp.	3,601	64,134
Central Vermont Public Service Corp.	703	12,724
CH Energy Group, Inc.	1,280	59,776
El Paso Electric Co.*	2,433	33,965
Laclede Group, Inc.	1,822	60,363
New Jersey Resources Corp.	3,880	143,715
Northwest Natural Gas Co.	932	41,306
Piedmont Natural Gas Co., Inc.	2,694	64,952
South Jersey Industries, Inc.	1,089	37,995
Southwest Gas Corp.	3,686	81,866
UIL Holdings Corp.	1,347	30,240
UniSource Energy Corp.	2,144	56,902
Total Utilities		1,026,934
Total Investments—100.1% (Cost $29,870,569)		32,126,026
Liabilities in Excess of Other Assets—(0.1)%		(26,844)
Net Assets—100.0%		$32,099,182

†  Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" establishes an authoritative framework for the measurement of fair value. Securities listed are level 1 quoted prices in active markets for identical securities.

*  Non-Income Producing Security.

(a)  Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

REVENUESHARES FINANCIALS SECTOR FUND

JUNE 30, 2009

Investments	Shares	Value
COMMON STOCKS†—100.2%
Capital Markets—29.5%
Ameriprise Financial, Inc.	1,833	$44,487
Bank of New York Mellon Corp.	2,866	84,002
Charles Schwab Corp.	1,446	25,363
E*Trade Financial Corp.*	4,995	6,394
Federated Investors, Inc. Class B	270	6,504
Franklin Resources, Inc.	477	34,349
Goldman Sachs Group, Inc.	4,520	666,428
Invesco Ltd.	1,405	25,037
Janus Capital Group, Inc.	698	7,957
Legg Mason, Inc.	1,064	25,940
Morgan Stanley	21,313	607,634
Northern Trust Corp.	525	28,182
State Street Corp.	1,558	73,538
T. Rowe Price Group, Inc.	316	13,168
Total Capital Markets		1,648,983
Commercial Banks—9.6%
BB&T Corp.	1,684	37,014
Comerica, Inc.	984	20,812
Fifth Third Bancorp	4,974	35,315
First Horizon National Corp.	1,418	17,016
Huntington Bancshares, Inc.	2,347	9,810
KeyCorp	3,852	20,184
M&T Bank Corp.	325	16,552
Marshall & Ilsley Corp.	1,128	5,414
PNC Financial Services Group, Inc.	939	36,443
Regions Financial Corp.	5,108	20,636
SunTrust Banks, Inc.	2,012	33,097
U.S. Bancorp	3,532	63,294
Wells Fargo & Co.	8,768	212,713
Zions Bancorporation	616	7,121
Total Commercial Banks		535,421
Consumer Finance—5.5%
American Express Co.	7,178	166,817
Capital One Financial Corp.	3,055	66,843
Discover Financial Services	3,127	32,114
SLM Corp.*	3,906	40,115
Total Consumer Finance		305,889
Diversified Financial Services—22.7%
Bank of America Corp.	34,509	455,519
CIT Group, Inc.	7,216	15,514
Citigroup, Inc.	67,700	201,069
CME Group, Inc.	53	16,489
IntercontinentalExchange, Inc.*	48	5,484
JPMorgan Chase & Co.	15,463	527,443
Leucadia National Corp.*	261	5,504
Moody's Corp.	398	10,487
Nasdaq OMX Group, Inc.*	609	12,978
NYSE Euronext	778	21,201
Total Diversified Financial Services		1,271,688
Insurance—28.9%
Allstate Corp.	5,230	127,612
American Family Life Assurance Co., Inc.	1,673	52,014
American International Group, Inc.	129,391	150,094

Investments	Shares	Value
AON Corp.	813	$30,788
Assurant, Inc.	1,668	40,182
Chubb Corp.	1,168	46,580
Cincinnati Financial Corp.	535	11,957
Genworth Financial, Inc. Class A	15,252	106,611
Hartford Financial Services Group, Inc.	4,350	51,635
Lincoln National Corp.	2,763	47,551
Loews Corp.	2,514	68,884
Marsh & McLennan Cos., Inc.	2,239	45,071
MetLife, Inc.	7,753	232,669
Principal Financial Group, Inc.	2,506	47,213
Progressive Corp.*	3,694	55,816
Prudential Financial, Inc.	5,334	198,531
Torchmark Corp.	361	13,371
Travelers Cos., Inc.	2,657	109,043
Unum Group	2,909	46,137
XL Capital Ltd. Class A	11,572	132,615
Total Insurance		1,614,374
Real Estate Investment Trusts—2.7%
Apartment Investment & Management Co. Class A	682	6,036
AvalonBay Communities, Inc.	56	3,133
Boston Properties, Inc.	115	5,486
Equity Residential	295	6,558
HCP, Inc.	204	4,323
Health Care REIT, Inc.	505	17,221
Host Hotels & Resorts, Inc.	3,337	27,997
Kimco Realty Corp.	254	2,553
Plum Creek Timber Co., Inc.	208	6,194
ProLogis	2,962	23,874
Public Storage, Inc.	109	7,137
Simon Property Group, Inc.	329	16,920
Ventas, Inc.	385	11,496
Vornado Realty Trust	215	9,681
Total Real Estate Investment Trusts		148,609
Real Estate Management & Development—1.1%
CB Richard Ellis Group, Inc. Class A*	6,644	62,187
Thrifts & Mortgage Finance—0.2%
Hudson City Bancorp, Inc.	706	9,383
People's United Financial, Inc.	280	4,211
Total Thrifts & Mortgage Finance		13,594
Total Investments—100.2% (Cost $5,122,544)		5,600,745
Liabilities in Excess of Other Assets—(0.2%)		(10,372)
Net Assets—100.0%		$5,590,373

†  Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" establishes an authoritative framework for the measurement of fair value. Securities listed are level 1 quoted prices in active markets for identical securities.

*  Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

REVENUESHARES ADR FUND

JUNE 30, 2009

Investments	Shares	Value
COMMON STOCKS†—99.7%
Automobiles & Components—9.0%
Daimler AG (a)	4,938	$179,101
Honda Motor Co. Ltd. (b)	3,625	99,216
Magna International, Inc. Class A	873	36,876
Nissan Motor Co. Ltd. (b)	11,112	134,233
Toyota Motor Corp. (b)	2,974	224,626
Total Automobiles & Components		674,052
Banks—13.6%
Banco Bilbao Vizcaya Argentaria SA (b)	3,078	38,660
Banco Bradesco SA (b)	4,416	65,224
Banco de Chile (b)	122	5,191
Banco Santander Chile (b)	147	6,863
Banco Santander SA (b)	5,577	67,482
Bank of Montreal	701	29,547
Bank of Nova Scotia	982	36,825
Barclays PLC (b)	7,849	144,736
Canadian Imperial Bank of Commerce	363	18,175
HSBC Holdings PLC (b)	4,189	174,974
Itau Unibanco Banco Multiplo SA (b)	2,676	42,361
KB Financial Group, Inc.* (b)	86	2,865
Lloyds TSB Group PLC (b)	8,283	39,510
Mitsubishi UFJ Financial Group, Inc. (b)	9,671	59,380
Mizuho Financial Group, Inc. (b)	8,016	36,954
National Bank of Greece SA* (b)	3,529	19,374
Royal Bank of Canada	1,143	46,692
Royal Bank of Scotland Group PLC* (b)	9,857	125,874
Shinhan Financial Group Co., Ltd (b)	64	3,253
Toronto-Dominion Bank	674	34,853
Westpac Banking Corp. (b)	287	23,132
Total Banks		1,021,925
Capital Goods—3.6%
ABB Ltd. (b)	2,224	35,095
Empresa Brasileira de Aeronaut SA (b)	421	6,972
Koninklijke Philips Electronics NV (a)	2,429	44,742
Kubota Corp. (b)	332	13,585
Mitsui & Co. Ltd. (b)	207	48,653
Siemens AG (b)	1,613	111,604
Tomkins PLC (b)	801	7,786
Total Capital Goods		268,437
Consumer Durables & Apparel—2.4%
Gildan Activewear, Inc.*	176	2,605
Luxottica Group SpA* (b)	494	10,265
Panasonic Corp. (b)	6,380	85,429
Sony Corp. (b)	3,156	81,614
Thomson* (b)	56	46
Total Consumer Durables & Apparel		179,959
Consumer Services—0.2%
Carnival PLC (b)	578	15,484
Intercontinental Hotels Group PLC (b)	222	2,289
Total Consumer Services		17,773
Diversified Financials—6.8%
Credit Suisse Group AG (b)	1,761	80,531
Deutsche Bank AG (a)	2,341	142,801
ING Groep NV (b)	16,853	170,888

Investments	Shares	Value
Nomura Holdings, Inc. (b)	3,272	$27,583
ORIX Corp. (b)	290	8,567
UBS AG* (a)	6,932	84,640
Total Diversified Financials		515,010
Energy—28.2%
BP PLC (b)	8,464	403,564
Cameco Corp.	140	3,584
Canadian Natural Resources Ltd.	327	17,164
CNOOC Ltd. (b)	144	17,716
Enbridge, Inc.	462	16,045
EnCana Corp.	597	29,534
Enerplus Resources Fund (c)	130	2,794
ENI SpA (b)	3,828	181,485
Imperial Oil Ltd.	797	30,653
Nexen, Inc.	458	9,916
Penn West Energy Trust (c)	412	5,245
Petrobras Energia Participaciones SA (b)	840	4,990
Petro-Canada	952	36,576
PetroChina Co. Ltd. (b)	1,383	152,794
Petroleo Brasilerio SA (b)	4,493	149,886
Repsol YPF SA (b)	4,756	106,344
Royal Dutch Shell PLC Class B (b)	5,005	254,554
Royal Dutch Shell PLC Class A (b)	4,935	247,688
Santos Ltd. (b)	59	2,790
StatoilHydro ASA (b)	6,805	134,535
Suncor Energy, Inc.	1,136	34,466
Talisman Energy, Inc.	883	12,618
Tenaris SA (b)	499	13,493
Total SA (b)	4,561	247,343
TransCanada Corp.	345	9,284
Total Energy		2,125,061
Food Beverage & Tobacco—3.1%
British American Tobacco PLC (b)	448	24,998
Cadbury PLC (b)	513	17,647
Cia de Bebidas das Americas (b)	230	14,911
Diageo PLC (b)	336	19,236
Fomento Economico Mexicano SAB de CV (b)	551	17,764
Unilever NV (a)	2,815	68,067
Unilever PLC (b)	2,899	68,127
Total Food Beverage & Tobacco		230,750
Health Care Equipment & Services—0.2%
Fresenius Medical Care AG & Co. KGaA (b)	261	11,745
Smith & Nephew PLC (b)	127	4,732
Total Health Care Equipment & Services		16,477
Insurance—7.5%
Aegon NV (b)	8,393	51,701
Allianz SE (b)	15,462	142,405
AXA SA (b)	12,151	230,383
China Life Insurance Co. Ltd. (b)	486	26,944
Manulife Financial Corp.	2,387	41,414
Prudential PLC (b)	3,531	48,304
Sun Life Financial, Inc.	800	21,536
Total Insurance		562,687

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES ADR FUND

JUNE 30, 2009

Investments	Shares	Value
Materials—5.2%
Agnico-Eagle Mines Ltd.	14	$735
Agrium, Inc.	250	9,973
Anglo American PLC (b)	2,442	35,751
Aracruz Celulose SA* (b)	305	4,526
Barrick Gold Corp.	229	7,683
BHP Billiton Ltd. (b)	606	33,166
BHP Billiton PLC (b)	681	30,958
Cemex SAB de CV (b)	2,724	25,442
Cia de Minas Buenaventura SA ADR (b)	45	1,081
Cia Siderurgica Nacional SA (b)	503	11,242
CRH PLC (b)	1,228	28,281
Gerdau SA (b)	3,655	38,268
Goldcorp, Inc.	87	3,023
Kinross Gold Corp.	122	2,214
POSCO (b)	373	30,836
Potash Corp. of Saskatchewan	107	9,956
Rio Tinto PLC (b)	252	41,296
Sociedad Quimica y Minera de Chile SA (b)	76	2,750
Syngenta AG (b)	253	11,770
Teck Cominco Ltd. Class B	981	15,637
Vale SA (b)	3,101	47,601
Yamana Gold, Inc.	212	1,874
Total Materials		394,063
Media—0.9%
British Sky Broadcasting Group PLC (b)	361	10,837
Grupo Televisa SA (b)	300	5,100
Pearson PLC (b)	795	8,037
Shaw Communications, Inc., Class B	222	3,743
Thomson Reuters Corp.	377	11,050
Thomson Reuters PLC (b)	90	15,476
WPP PLC (b)	430	14,302
Total Media		68,545
Pharmaceuticals, Biotechnology—2.4%
AstraZeneca PLC (b)	815	35,974
Biovail Corp.	140	1,883
Elan Corp. PLC* (b)	151	962
GlaxoSmithKline PLC (b)	1,371	48,451
MDS, Inc.*	417	2,227
Novartis AG (b)	991	40,423
Novo Nordisk A/S (b)	178	9,694
Sanofi-Aventis SA (b)	1,356	39,988
Shire PLC (b)	94	3,899
Total Pharmaceuticals, Biotechnology		183,501
Real Estate—0.2%
Brookfield Asset Management, Inc., Class A	862	14,714
Semiconductors & Semiconductor Equipment—0.5%
Advantest Corp. (b)	116	2,123
ARM Holdings PLC (b)	271	1,618
ASML Holding NV (a)	302	6,538
STMicroelectronics NV (a)	1,918	14,404

Investments	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	1,168	$10,991
United Microelectronics Corp. (b)	1,423	3,757
Total Semiconductors & Semiconductor Equipment		39,431
Software & Services—0.2%
SAP AG (b)	451	18,126
Technology Hardware & Equipment—4.6%
Alcatel-Lucent* (b)	12,595	31,236
AU Optronics Corp. (b)	1,706	16,514
Canon, Inc. (b)	1,247	40,565
FUJIFILM Holdings Corp. (b)	984	31,193
Hitachi Ltd. (b)	2,692	83,371
Kyocera Corp. (b)	156	11,653
Nokia OYJ (b)	6,107	89,039
Research In Motion Ltd.*	111	7,887
Telefonaktiebolaget LM Ericsson (b)	3,409	33,340
Total Technology Hardware & Equipment		344,798
Telecommunication Services—9.0%
America Movil SAB de CV Series L (b)	1,066	41,276
BCE, Inc.	452	9,338
BT Group PLC (b)	2,787	46,822
China Mobile Ltd. (b)	1,128	56,490
Chungwa Telecom Ltd (b)	347	6,881
Deutsche Telekom AG (b)	5,936	70,044
France Telecom SA (b)	2,723	62,112
Hellenic Telecommunications Organization SA (b)	1,201	9,188
Nippon Telegraph & Telephone Corp. (b)	3,761	76,535
NTT DoCoMo, Inc. (b)	1,995	29,027
Portugal Telecom SGPS SA (b)	1,141	11,148
Rogers Communications, Inc., Class B	410	10,558
SK Telecom Co., Ltd. (b)	735	11,135
Tele Norte Leste Participacoes SA (b)	734	10,915
Telecom Corp. of New Zealand, Ltd. (b)	625	5,444
Telecom Italia SpA (b)	3,131	43,083
Telefonica SA (b)	1,312	89,071
Telefonos de Mexico SAB de CV Class L (b)	555	8,997
TELUS Corp.**	312	8,050
Vodafone Group PLC (b)	3,504	68,292
Total Telecommunication Services		674,406
Transportation—0.4%
Canadian National Railway Co.	212	9,107
Canadian Pacific Railway Ltd.	155	6,169
Lan Airlines SA (b)	539	6,484
Ryanair Holdings PLC* (b)	171	4,855
Total Transportation		26,615
Utilities—1.7%
Cia Energetica de Minas Gerais (b)	466	6,263
Cia Paranaense de Energia Series B (b)	290	4,098
Empresa Nacional de Electricidad SA (b)	124	6,174

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES ADR FUND

JUNE 30, 2009

Investments	Shares	Value
Utilities—1.7% (continued)
Enersis SA (b)	761	$14,056
National Grid PLC (b)	514	23,248
TransAlta Corp.	227	4,411
Veolia Environnement (b)	2,259	66,730
Total Utilities		124,980
Total Investments—99.7% (Cost $6,995,870)		7,501,310
Other Assets in Excess of Liabilities—0.3%		20,625
Net Assets—100.0%		$7,521,935
Country	Value	% of Net Assets
Argentina	$4,990	0.1%
Australia	59,089	0.8
Brazil	402,266	5.4
Britain	1,482,222	19.7
Canada	605,582	8.1
Chile	41,519	0.6
China	179,738	2.4
Denmark	9,694	0.1
Finland	89,040	1.2
France	677,839	9.0
Germany	675,826	9.0
Greece	28,562	0.4
Hong Kong	74,206	1.0
Ireland	34,097	0.5
Italy	234,833	3.1
Japan	1,094,308	14.5
Luxembourg	13,493	0.2
Mexico	98,578	1.3
Netherlands	844,179	11.2
New Zealand	5,444	0.1
Norway	134,535	1.8
Peru	1,081	0.0 ††
Portugal	11,148	0.1
South Korea	48,089	0.6
Spain	301,557	4.0
Sweden	33,340	0.4
Switzerland	266,862	3.5
Taiwan	38,143	0.5
United States	11,050	0.1
Total Investments	7,501,310	99.7
Other Assets in Excess of Liabilities	20,625	0.3
Net Assets	$7,521,935	100.0%

†  Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" establishes an authoritative framework for the measurement of fair value. Securities listed are level 1 quoted prices in active markets for identical securities.

*  Non-income producing security.

**  Non-voting Shares

††  Less than 0.05%

(a)  Registered Shares

(b)  American Depository Receipt

(c)  Units

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

REVENUESHARES NAVELLIER OVERALL A-100 FUND

JUNE 30, 2009

Investments	Shares	Value
COMMON STOCKS†—99.8%
Automobiles & Components—0.3%
Fuel Systems Solutions, Inc.*	869	$17,545
Banks—0.9%
Signature Bank*	763	20,693
Westamerica Bancorporation	540	26,789
Total Banks		47,482
Capital Goods—16.2%
Aecom Technology Corp.*	12,830	410,559
American Science & Engineering, Inc.	388	26,819
Applied Signal Technology, Inc.	1,484	37,857
Beacon Roofing Supply, Inc.*	8,354	120,799
EMCOR Group, Inc.*	3,306	66,517
Encore Wire Corp.	1,813	38,708
Force Protection, Inc.*	5,613	49,619
Granite Construction Inc.	1,227	40,835
MasTec, Inc.	6,545	76,707
Met-Pro Corp.	2,077	22,473
Total Capital Goods		890,893
Commercial & Professional Services—0.5%
SYKES Enterprises, Inc.*	1,669	30,192
Consumer Durables & Apparel—1.2%
Hasbro, Inc.	2,188	53,037
Sturm Ruger & Co., Inc.	889	11,059
Total Consumer Durables & Apparel		64,096
Consumer Services—11.8%
American Public Education, Inc.*	159	6,298
Apollo Group, Inc. Class A*	652	46,370
Corinthian Colleges, Inc.*	3,846	65,113
Darden Restaurants, Inc.	2,578	85,022
DeVry, Inc.	672	33,627
H&R Block, Inc.	1,608	27,706
ITT Educational Services, Inc.	559	56,269
Lincoln Educational Services Corp.*	1,405	29,407
McDonald's Corp.	3,338	191,902
Panera Bread Co. Class A*	1,461	72,845
Strayer Education, Inc.	152	33,153
Total Consumer Services		647,712
Diversified Financials—1.2%
Ezcorp, Inc. Class A*	1,780	19,188
Financial Federal Corp.	1,197	24,599
First Cash Financial Services, Inc.*	1,387	24,300
Total Diversified Financials		68,087
Energy—4.7%
Southwestern Energy Co.*	1,367	53,108
World Fuel Services Corp.	5,006	206,397
Total Energy		259,505
Food Beverage & Tobacco—3.0%
American Italian Pasta Co.*	1,111	32,375
Diamond Foods, Inc.	1,275	35,573
Green Mountain Coffee Roasters, Inc.*	1,045	61,780
National Beverage Corp.*	3,185	33,920
Total Food Beverage & Tobacco		163,648

Investments	Shares	Value
Health Care Equipment & Services—13.9%
Almost Family, Inc.*	616	$16,084
Centene Corp.*	11,968	239,120
Cerner Corp.*	2,481	154,541
Computer Programs & Systems, Inc.	1,001	38,348
CryoLife Inc.*	3,018	16,720
Edwards Lifesciences Corp.*	1,339	91,092
Ensign Group, Inc.	1,925	27,393
Landauer, Inc.	383	23,493
LHC Group, Inc.	832	18,479
RehabCare Group, Inc.*	2,748	65,760
SXC Health Solutions Corp.*	1,893	48,120
Thoratec Corp.*	973	26,057
Total Health Care Equipment & Services		765,207
Insurance—1.1%
American Physicians Service Group, Inc.	1,287	29,202
Amerisafe, Inc.*	1,329	20,679
Crawford & Co. Class B*	2,325	11,160
Total Insurance		61,041
Materials—4.0%
Compass Minerals International, Inc.	515	28,279
FMC Corp.	1,061	50,185
Sociedad Quimica y Minera de Chile SA (a)	3,958	143,240
Total Materials		221,704
Media—0.7%
Marvel Entertainment, Inc.*	1,011	35,981
Pharmaceuticals, Biotechnology—9.9%
Amgen, Inc.*	2,372	125,574
AstraZeneca PLC (a)	6,137	270,887
Cubist Pharmaceuticals, Inc.*	1,215	22,271
Emergent Biosolutions, Inc.*	1,121	16,064
Gilead Sciences, Inc.*	1,331	62,344
Myriad Genetics, Inc.*	839	29,910
Myriad Pharmaceuticals, Inc.*	157	731
Questcor Pharmaceuticals, Inc.*	3,086	15,430
Total Pharmaceuticals, Biotechnology		543,211
Retailing—16.7%
99 Cents Only Stores*	3,386	45,982
Aarons, Inc.	3,793	113,107
AutoZone, Inc.*	496	74,951
Buckle, Inc.	1,440	45,749
Citi Trends, Inc.*	2,260	58,489
Dollar Tree, Inc.*	1,477	62,182
Fred's, Inc., Class A	3,489	43,961
hhgregg, Inc.*	6,066	91,961
Hibbett Sports, Inc.*	1,765	31,770
Hot Topic, Inc.*	3,585	26,206
Jo-Ann Stores, Inc.*	2,732	56,470
Jos. A. Bank Clothiers, Inc.*	1,021	35,184
Lumber Liquidators, Inc.*	2,449	38,596
NetFlix, Inc.*	1,107	45,763
PetMed Express, Inc.*	1,537	23,101
Ross Stores, Inc.	2,376	91,714
Wet Seal, Inc. Class A*	10,716	32,898
Total Retailing		918,084

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — concluded

REVENUESHARES NAVELLIER OVERALL A-100 FUND

JUNE 30, 2009

Investments	Shares	Value
Semiconductors & Semiconductor Equipment—0.8%
NVE Corp.*	961	$46,705
Software & Services—8.0%
ArcSight, Inc.*	555	9,862
CSG Systems International, Inc.*	1,804	23,885
Cybersource Corp.*	903	13,816
Metavante Technologies, Inc.*	5,007	129,482
NCI, Inc. Class A*	983	29,903
NETEASE.COM, Inc.* (a)	2,558	89,990
Quality Systems, Inc.	720	41,011
Shanda Interactive Entertainment Ltd.* (a)	783	40,943
Sohu.com, Inc.*	623	39,143
TeleCommunication Systems, Inc., Class A*	3,218	22,880
Total Software & Services		440,915
Technology Hardware & Equipment—1.7%
InterDigital, Inc.*	1,035	25,295
Seachange International, Inc.*	4,009	32,192
Synaptics, Inc.*	901	34,824
Total Technology Hardware & Equipment		92,311
Telecommunication Services—0.5%
Neutral Tandem, Inc.*	291	8,590
Shenandoah Telecommunications Co.	1,011	20,514
Total Telecommunication Services		29,104
Transportation—1.3%
Allegiant Travel Co.*	731	28,977
Marten Transport Ltd.*	2,173	45,111
Total Transportation		74,088
Utilities—1.4%
California Water Service Group.	708	26,083
New Jersey Resources Corp.	1,323	49,004
Total Utilities		75,087
Total Investments—99.8% (Cost $5,126,215)		5,492,598
Other Assets in Excess of Liabilities—0.2%		11,046
Net Assets—100.0%		$5,503,644

†  Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" establishes an authoritative framework for the measurement of fair value. Securities listed are level 1 quoted prices in active markets for identical securities.

*  Non-income producing security.

(a)  American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

Statements of Assets and Liabilities

JUNE 30, 2009

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund
ASSETS:
Investments at value	$53,022,398	$30,082,751	$32,126,026	$5,600,745	$7,501,310	$5,492,598
Cash	184,533	83,757	16,952	26,775	34,988	43,086
Receivables:
Receivable for capital shares sold	831,405	1,889,448	1,005,406	—	—	—
Expense reimbursement due from Adviser	171,764	—	—	—	—	—
Receivable for securities sold	120,778	548,558	202,131	—	6,833	—
Dividends receivable	58,188	20,630	18,089	3,865	13,049	1,684
Total Assets	54,389,066	32,625,144	33,368,604	5,631,385	7,556,180	5,537,368
LIABILITIES:
Payables:
Investment securities purchased	1,030,484	2,390,072	1,204,228	—	—	—
Trustee fees	2,952	560	551	54	67	66
Compliance fees	2,700	174	185	1,135	1,398	1,442
Principal Financial Officer fees	2,294	156	167	1,093	1,339	1,383
Due to Adviser	—	14,381	7,347	14,033	2,656	5,934
Other accrued expenses	117,432	53,439	56,944	24,697	28,785	24,899
Total Liabilities	1,155,862	2,458,782	1,269,422	41,012	34,245	33,724
NET ASSETS	$53,233,204	$30,166,362	$32,099,182	$5,590,373	$7,521,935	$5,503,644
NET ASSETS CONSIST OF:
Paid-in capital	$61,003,430	$30,262,033	$30,923,787	$5,168,638	$6,989,842	$5,221,250
Undistributed net investment income	185,246	40,987	22,934	8,484	61,115	1,321
Accumulated net realized loss on investments	(3,053,748)	(1,224,257)	(1,102,996)	(64,950)	(34,462)	(85,310)
Net unrealized appreciation (depreciation) on investments	(4,901,724)	1,087,599	2,255,457	478,201	505,440	366,383
NET ASSETS	$53,233,204	$30,166,362	$32,099,182	$5,590,373	$7,521,935	$5,503,644
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	3,201,400	1,601,400	1,601,400	250,000	250,000	200,000
Net asset value, per share	$16.63	$18.84	$20.04	$22.36	$30.09	$27.52
Investments at cost	$57,924,122	$28,995,152	$29,870,569	$5,122,544	$6,995,870	$5,126,215

The accompanying notes are an integral part of these financial statements.

Statements of Operations

YEAR ENDED JUNE 30, 2009

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund*	RevenueShares ADR Fund**	RevenueShares Navellier Overall A-100 Fund***
INVESTMENT INCOME:
Dividend income	$852,365	$183,455	$117,412	$37,821	$95,869	$18,942
Foreign withholding tax	—	—	(96)	—	(10,607)	(397)
Total Income	852,365	183,455	117,316	37,821	85,262	18,545
EXPENSES:
BNY Fund Services fees	174,349	53,523	66,083	5,919	13,811	3,294
Advisory fees (Note 3)	150,968	55,236	50,519	8,161	11,964	7,899
Professional fees	139,362	63,192	58,967	22,025	22,894	22,419
Compliance fees	48,264	14,673	13,455	6,138	6,303	4,508
Principal Financial Officer fees	41,015	13,165	12,155	5,911	6,037	4,325
Trustees fees	15,362	1,405	1,049	333	429	301
Other expense	64,481	21,417	19,924	8,418	8,761	6,217
Total Expenses	633,801	222,611	222,152	56,905	70,199	48,963
Less expense waivers and reimbursements (Note 3)	(469,413)	(162,965)	(167,591)	(48,026)	(60,428)	(41,064)
Net Expenses	164,388	59,646	54,561	8,879	9,771	7,899
Net Investment Income	687,977	123,809	62,755	28,942	75,491	10,646
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(3,587,793)	(1,220,607)	(1,102,600)	(64,950)	(32,367)	(85,310)
Net realized gain (loss) on In-kind redemptions	(1,687,076)	17,447	—	—	—	—
Total realized gain (loss)	(5,274,869)	(1,203,160)	(1,102,600)	(64,950)	(32,367)	(85,310)
Net change in unrealized appreciation (depreciation) on investments	(2,144,931)	1,320,689	2,604,691	478,201	505,440	366,383
Net realized and unrealized gain (loss) on investments	(7,419,800)	117,529	1,502,091	413,251	473,073	281,073
Net Increase (Decrease) in Net Assets Resulting From Operations	$(6,731,823)	$241,338	$1,564,846	$442,193	$548,564	$291,719

*  Commencement of operations was November 10, 2008.

**  Commencement of operations was November 18, 2008.

***  Commencement of operations was January 21, 2009.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

JUNE 30, 2009

	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund
	Year Ended June 30, 2009	For the Period February 22, 2008* Through June 30, 2008	Year Ended June 30, 2009	For the Period February 22, 2008* Through June 30, 2008
OPERATIONS:
Net investment income	$687,977	$80,630	$123,809	$16,245
Net realized gain (loss) on investments	(5,274,869)	(27,016)	(1,203,160)	(5,054)
Net change in unrealized appreciation (depreciation) on investments	(2,144,931)	(2,756,793)	1,320,689	(233,090)
Net increase (decrease) in net assets resulting from operations	(6,731,823)	(2,703,179)	241,338	(221,899)
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(510,754)	(72,607)	(85,012)	(14,055)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	52,727,371	34,789,142	27,160,779	5,069,798
Cost of shares redeemed	(24,299,946)	—	(2,019,587)	—
Net increase in net assets resulting from shareholder transactions	28,427,425	34,789,142	25,141,192	5,069,798
Increase in net assets	21,184,848	32,013,356	25,297,518	4,833,844
NET ASSETS:
Beginning of period	32,048,356	35,000	4,868,844	35,000
End of period	$53,233,204	$32,048,356	$30,166,362	$4,868,844
Undistributed net investment income included in net assets at end of period	$185,246	$7,646	$40,987	$1,189
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period[1]	1,401,400	1,400	201,400	1,400
Shares sold[1]	3,100,000	1,400,000	1,500,000	200,000
Shares redeemed[1]	(1,300,000)	—	(100,000)	—
Shares outstanding, end of period[1]	3,201,400	1,401,400	1,601,400	201,400

1  On November 6, 2008, there was a 2 for 1 stock split. Historical share amounts have been adjusted to reflect the 2 for 1 stock split on a retroactive basis.

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets — concluded

	RevenueShares Small Cap Fund		RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund
	Year Ended June 30, 2009	For the Period February 22, 2008* Through June 30, 2008	For the Period November 10, 2008* Through June 30, 2009	For the Period November 18, 2008* Through June 30, 2009	For the Period January 21, 2009* Through June 30, 2009
OPERATIONS:
Net investment income	$62,755	$15,074	$28,942	$75,491	$10,646
Net realized gain (loss) on investments	(1,102,600)	5,187	(64,950)	(32,367)	(85,310)
Net change in unrealized appreciation (depreciation) on investments	2,604,691	(349,234)	478,201	505,440	366,383
Net increase (decrease) in net assets resulting from operations	1,564,846	(328,973)	442,193	548,564	291,719
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(47,294)	(13,184)	(20,458)	(16,525)	(9,325)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	25,879,509	5,009,278	5,168,638	6,989,896	5,221,250
Cost of shares redeemed	—	—	—	—	—
Net increase in net assets resulting from shareholder transactions	25,879,509	5,009,278	5,168,638	6,989,896	5,221,250
Increase in net assets	27,397,061	4,667,121	5,590,373	7,521,935	5,503,644
NET ASSETS:
Beginning of period	4,702,121	35,000	—	—	—
End of period	$32,099,182	$4,702,121	$5,590,373	$7,521,935	$5,503,644
Undistributed net investment income included in net assets at end of period	$22,934	$981	$8,484	$61,115	$1,321
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period[1]	201,400	1,400	—	—	—
Shares sold[1]	1,400,000	200,000	250,000	250,000	200,000
Shares redeemed[1]	—	—	—	—	—
Shares outstanding, end of period[1]	1,601,400	201,400	250,000	250,000	200,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

JUNE 30, 2009

	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund
	Year Ended June 30, 2009	For the Period February 22, 2008[1] Through June 30, 2008	Year Ended June 30, 2009	For the Period February 22, 2008[1] Through June 30, 2008
Per Share Operating Performance[2]:
Net asset value, beginning of period	$22.87	$25.00	$24.17	$25.00
Net investment income[3]	0.33	0.15	0.18	0.08
Net realized and unrealized gain (loss) on investments	(6.34)	(2.23)	(5.36)	(0.84)
Total gain (loss) from investment operations	(6.01)	(2.08)	(5.18)	(0.76)
Less: Dividends from net investment income	(0.23)	(0.05)	(0.15)	(0.07)
Net asset value, end of period	$16.63	$22.87	$18.84	$24.17
Total Return at Net Asset Value[4]	(26.27)%	(8.31)%	(21.39)%	(3.02)%
Total Return at Market Value[4]	(26.52)%	(8.19)%	(21.71)%	(2.44)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$53,233	$32,048	$30,166	$4,869
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.49%	0.49%[5]	0.54%	0.54%[5]
Expenses, prior to expense waivers and reimbursements	1.89%	2.32%[5]	2.02%	4.93%[5]
Net investment income, net of waivers and reimbursements	2.05%	1.87%[5]	1.12%	0.89%[5]
Portfolio turnover rate	23.67%	0.88%[6]	35.25%	1.07%[6]

1  Commencement of operations.

2  On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 stock split on a retroactive basis.

3  Based on average shares outstanding.

4  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca. Total investment returns calculated for a period of less than one year are not annualized. The total return would have been lower if certain expenses had not been waived and reimbursed by the Adviser.

5  Annualized for periods less than one year.

6  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds' capital shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — concluded

	RevenueShares Small Cap Fund		RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund
	Year Ended June 30, 2009	For the Period February 22, 2008[1] Through June 30, 2008	For the Period November 10, 2008[1] Through June 30, 2009	For the Period November 18, 2008[1] Through June 30, 2009	For the Period January 21, 2009[1] Through June 30, 2009
Per Share Operating Performance[2]:
Net asset value, beginning of period	$23.35	$25.00	$25.00	$25.00	$25.00
Net investment income[3]	0.11	0.08	0.19	0.58	0.09
Net realized and unrealized gain (loss) on investments	(3.32)	(1.67)	(2.69)	4.68	2.52
Total gain (loss) from investment operations	(3.21)	(1.59)	(2.50)	5.26	2.61
Less: Dividends from net investment income	(0.10)	(0.06)	(0.14)	(0.17)	(0.09)
Net asset value, end of period	$20.04	$23.35	$22.36	$30.09	$27.52
Total Return at Net Asset Value[4]	(13.67)%	(6.36)%	(9.87)%	21.15%	10.48%
Total Return at Market Value[4]	(13.67)%	(6.10)%	(10.03)%	21.18%	10.69%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$32,099	$4,702	$5,590	$7,522	$5,504
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.54%	0.54%[5]	0.49%[5]	0.49%[5]	0.60%[5]
Expenses, prior to expense waivers and reimbursements	2.20%	5.03%[5]	3.14%[5]	3.52%[5]	3.72%[5]
Net investment income, net of waivers and reimbursements	0.62%	0.85%[5]	1.60%[5]	3.79%[5]	0.81%[5]
Portfolio turnover rate	32.38%	6.44%[6]	19.26%[6]	82.02%[6]	32.48%[6]

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

1. ORGANIZATION

The RevenueShares ETF Trust (the "Trust") was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"), which is currently comprised of six active funds (collectively, the "Funds" and each individually a "Fund"). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund and January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds, (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Fund's corresponding benchmark (Standard & Poor's ("S&P") 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust's Board of Trustees (the "Board").

The Net Asset Value ("NAV") per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund's NAV at the close of the regular trading session on the NYSE ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Distribution to Shareholders — Each Fund shareholder is entitled to their share of a Fund's income and net realized gains on investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions." Income dividends, if any are generally distributed to shareholders quarterly. Net capital gains are distributed at least annually.

Investment Income — Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses — Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

VTL Associates, LLC (the "Adviser") has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Adviser receives an advisory

Notes to Financial Statements — continued

fee based on a percentage of daily net assets of each Fund. Each Fund is responsible for the payment of all other expenses associated with the operations, including but not limited to brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Trustees, fees and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of their prospectus and shareholder reports, and extraordinary expenses.

For services provided, the RevenueShares Large Cap, Mid Cap, Small Cap, Financials Sector, ADR and Navellier Overall A-100 Funds pay the Adviser an annualized fee of 0.45%, 0.50%, 0.50%, 0.45%, 0.60% and 0.60% respectively, based upon each Fund's daily net assets.

The Trust and the Adviser have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the net annual fund operating expenses for the RevenueShares Large Cap, Mid Cap, Small Cap, Financials Sector, ADR, and Navellier Overall A-100 Funds from exceeding 0.49%, 0.54%, 0.54%, 0.49%, 0.49%, 0.60% respectively, based upon each Fund's daily net assets. This agreement will remain in effect and will be contractually binding until October 31, 2011, after which it may be terminated or revised.

For the fiscal period ended June 30, 2009, the Adviser waived and reimbursed the following fees:

Fund	Fees Waived and Reimbursed
RevenueShares Large Cap Fund	$469,413
RevenueShares Mid Cap Fund	162,965
RevenueShares Small Cap Fund	167,591
RevenueShares Financials Sector Fund	48,026
RevenueShares ADR Fund	60,428
RevenueShares Navellier Overall A-100 Fund	41,064

Mellon Capital Management Corp. (the "Sub-Adviser"), a separate identifiable division of The Bank of New York Mellon Corp., acts as investment Sub-Adviser to the Funds. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Funds, subject to the supervision of the Adviser and the Board. In this regard, the Sub-Adviser will be responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Adviser and Sub-Adviser from time to time. Out of the advisory fee, the Adviser pays all fees and expenses of the Sub-Adviser.

The Bank of New York Mellon Corp. serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distribution Agreement — Foreside Fund Services, LLC serves as the Funds' distributor (the "Distributor"). The Trust has adopted a distribution and services plan ("12b-1") pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount of up to a maximum annual rate 0.25% of the average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC ("FMS"), an affiliate of the Distributor, provides a Principal Financial Officer to the Funds. Neither the Distributor, FCS nor FMS, nor any of their officers or employees who serve as an officer of the Funds, has any role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS and FMS are also officers of the Trust.

Licensing Fee Agreements — The Adviser has entered into a licensing agreement for each Fund with RevenueShares Investor Services. The trademarks are owned by the Licensor. These trademarks have been licensed to the Adviser for the use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor make no representation regarding the advisability of investing in any of the Funds.

Notes to Financial Statements — continued

4. CREATION AND REDEMPTION TRANSACTIONS

As of June 30, 2009, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more ("Creation Units"). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The Board authorized a two-for-one stock split for the RevenueShares Large Cap Fund, Mid Cap Fund and Small Cap Fund, effective November 6, 2008, for the shareholders of record on November 3, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the net asset value per share by a factor of two, resulting in no effect to total net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock split.

5. FAIR VALUE MEASUREMENT

The Financial Accounting Standard Board's ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurement" establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Funds utilized various inputs in determining the value of each Fund's investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The FASB Staff Position FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"), provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of June 30, 2009 in valuing the Funds' assets carried at fair value:

Fund	Quoted Prices in Active Market (Level 1) Common Stock	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
RevenueShares Large Cap Fund	$53,022,398	—	—	$53,022,398
RevenueShares Mid Cap Fund	30,082,751	—	—	30,082,751
RevenueShares Small Cap Fund	32,126,026	—	—	32,126,026
RevenueShares Financials Sector Fund	5,600,745	—	—	5,600,745
RevenueShares ADR Fund	7,501,310	—	—	7,501,310
RevenueShares Navellier Overall A-100 Fund	5,492,598	—	—	5,492,598

At June 30, 2009 the Funds did not hold any Level 2 or Level 3 securities.

Notes to Financial Statements — continued

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended June 30, 2009 were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$8,331,995	$8,102,932
RevenueShares Mid Cap Fund	4,188,453	4,154,040
RevenueShares Small Cap Fund	3,700,380	3,611,034
RevenueShares Financials Sector Fund	624,295	591,345
RevenueShares ADR Fund	2,958,587	2,887,312
RevenueShares Navellier Overall A-100 Fund	1,049,495	1,057,929

For the period ended June 30, 2009, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$52,566,434	$24,262,415
RevenueShares Mid Cap Fund	27,116,876	2,020,339
RevenueShares Small Cap Fund	25,872,327	—
RevenueShares Financials Sector Fund	5,154,739	—
RevenueShares ADR Fund	6,957,026	—
RevenueShares Navellier Overall A-100 Fund	5,219,959	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

7. TRUSTEE'S FEES

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees' fees.

8. FEDERAL INCOME TAX

The Funds intend to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986 as amended (the "Internal Revenue Code"). If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
RevenueShares Large Cap Fund	$58,933,148	$2,014,433	$(7,925,183)	$(5,910,750)
RevenueShares Mid Cap Fund	29,323,109	2,136,732	(1,377,090)	759,642
RevenueShares Small Cap Fund	30,125,721	3,704,246	(1,703,941)	2,000,305
RevenueShares Financials Sector Fund	5,135,771	800,629	(335,655)	464,974
RevenueShares ADR Fund	7,031,265	537,862	(67,817)	470,045
RevenueShares Navellier Overall A-100 Fund	5,126,669	464,901	(98,972)	365,929

Notes to Financial Statements — continued

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of unrealized gains on PFICs. At June 30, 2009, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/(Losses)
RevenueShares Large Cap Fund	$185,246	$(2,044,722)	$(5,910,750)	$(7,770,226)
RevenueShares Mid Cap Fund	40,987	(896,300)	759,642	(95,671)
RevenueShares Small Cap Fund	22,934	(847,844)	2,000,305	1,175,395
RevenueShares Financials Sector Fund	8,484	(51,723)	464,974	421,735
RevenueShares ADR Fund	62,048	—	470,045	532,093
RevenueShares Navellier Overall A-100 Fund	1,321	(84,856)	365,929	282,394

The tax character of distributions paid during the period ended June 30, 2009 were as follows:

Fund	Distributions Paid From Ordinary Income	Distributions Paid From Long Term Capital Gain
RevenueShares Large Cap Fund	$510,754	$—
RevenueShares Mid Cap Fund	85,012	—
RevenueShares Small Cap Fund	46,898	396
RevenueShares Financials Sector Fund	20,458	—
RevenueShares ADR Fund	16,525	—
RevenueShares Navellier Overall A-100 Fund	9,325	—

At June 30, 2009, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the fiscal year end June 30, 2009, the RevenueShares Mid Cap Fund had carryforward adjustments of $201 and in addition utilized capital loss carryforwards of $1,324.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Total
RevenueShares Large Cap Fund	$26,666	$386,347	$413,013
RevenueShares Mid Cap Fund	3,042	—	3,042
RevenueShares Small Cap Fund	—	48,718	48,718
RevenueShares Financials Sector Fund	—	51,723	51,723
RevenueShares ADR Fund	—	—	—
RevenueShares Navellier Overall A-100 Fund	—	84,856	84,856

Post-October losses represent losses realized on investment transactions from November 1, 2008 through June 30, 2009, that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. During the period ended June 30, 2009, the Funds incurred and will elect to defer net capital losses as follows:

Fund	Post-October Capital Losses
RevenueShares Large Cap Fund	$1,631,709
RevenueShares Mid Cap Fund	893,258
RevenueShares Small Cap Fund	799,126
RevenueShares Financials Sector Fund	—
RevenueShares ADR Fund	—
RevenueShares Navellier Overall A-100 Fund	—

Notes to Financial Statements — continued

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of redemptions in kind. Results of operations and net assets were not affected by these reclassifications. At June 30, 2009, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Losses) on Investments	Paid-in Capital
RevenueShares Large Cap Fund	$377	$2,247,760	$(2,248,137)
RevenueShares Mid Cap Fund	1,001	(17,044)	16,043
RevenueShares Small Cap Fund	6,492	(6,492)	—
RevenueShares Financials Sector Fund	—	—	—
RevenueShares ADR Fund	2,149	(2,095)	(54)
RevenueShares Navellier Overall A-100 Fund	—	—	—

The Funds have adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expense on the Statements of Operations. Management has evaluated the application of FIN 48 to the Funds and has determined that there is no impact resulting from the application of this interpretation to the Funds' financial statements.

FIN 48 requires management of the Funds to analyze all open tax years, fiscal years 2008-2009 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended June 30, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

9. RISKS

Concentration Risk

The RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Funds may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Non-Diversification Risk

Each of the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund's Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Financial Sector Risk

Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be

Notes to Financial Statements — continued

subject to severe price competition and adversely affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

ADR Risk

The RevenueShares ADR Fund holds the securities of foreign companies in the form of ADRs, global shares or, in the case of Canadian equities, ordinary shares. Global shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S and are represented by the same share certificate in both the U.S. and the home market. Global shares may also be eligible to list on exchanges in addition to the United States and home country. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund's securities may be sold and the value of the Fund's Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Foreign Market Risk

Since global shares and the underlying securities of ADRs in the RevenueShares ADR Fund's portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares of the Fund.

10. ACCOUNTING PRONOUNCEMENTS

The FASB Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. The Funds adopted FAS 161 on June 30, 2009, and has determined that the application of FAS 161 did not have any impact on the results of their operations and financial position.

The Funds have adopted Statement of Financial Accounting Standards No. 162 "The Hierarchy of Generally Accepted Accounting Principles" ("SFAS 162"). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statement of non-governmental entities that are presented in conformity with GAAP in the United States. SFAS 162 became effective on November 15, 2008. Management has evaluated SFAS 162 and does not expect it to materially impact the Funds' financial statements.

The Funds have also adopted FASB Staff Position ("FSP") No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS No. 161 ("FSP 133-1"). FSP 133-1 requires more detailed disclosures about the Fund's use of credit derivatives when the Fund is a protection seller. FSP 133-1 is effective for fiscal periods and interim periods ending after November 15, 2008. Management has evaluated FSP 133-1 and does not expect it to materially impact the Funds' financial statements.

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events ( "FAS 165"), which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. Although there is new terminology, the standard is based on the same principles as those that currently exist in the auditing standards. The standard, which includes a

Notes to Financial Statements — concluded

new required disclosure of the date through which an entity has evaluated subsequent events, is effective for interim or annual periods ending after June 15, 2009. The adoption of FAS 165 has had no material effect on the Funds' financial statements and related disclosures.

11. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, adopted by the Funds as of May 28, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 25, 2009, the date the financial statements were available to be issued.

On July 1, 2009, the Funds declared quarterly income dividends with an ex-date of July 2, 2009 and payable date of July 9, 2009. The income dividend per share for each Fund was as follows:

Fund	Income Dividend Per Share
RevenueShares Large Cap Fund	$0.05786
RevenueShares Mid Cap Fund	0.02559
RevenueShares Small Cap Fund	0.01390
RevenueShares Financials Sector Fund	0.03394
RevenueShares ADR Fund	0.23615
RevenueShares Navellier Overall A-100 Fund	0.00660

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of RevenueShares ETF Trust

We have audited the accompanying statements of assets and liabilities of the RevenueShares ETF Trust (comprising, respectively, the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund (the "Funds")) as of June 30, 2009, the related statements of operations, and changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting RevenueShares ETF Trust at June 30, 2009, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

August 25, 2009

Board Approval of Investment Advisory and Sub-Advisory Agreements (UNAUDITED)

The Board of Trustees (the "Board"), including those Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), unanimously approved each of the RevenueShares Financials Sector Fund's, the RevenueShares ADR Fund's and the RevenueShares Navellier Overall A-100 Fund's (each, a "Fund") investment advisory agreement with VTL Associates, LLC (the "Adviser") and sub-advisory agreement with Mellon Capital Management Corporation (the "Sub-Adviser"), as well as each Fund's administrative services agreement with an affiliate of the Fund's Sub-Adviser. In connection with considering approval of such agreements, the Board held two meetings primarily dedicated to the approval process. Throughout the process, the Independent Trustees received assistance and advice from and met separately with independent counsel. The Independent Trustees met with and interviewed officers of the Adviser and Sub-Adviser (including portfolio managers), the transfer agent and the distributor. In approving the investment advisory agreement, the sub-advisory agreement and the administrative services agreement for each Fund, the Board, including the Independent Trustees, determined that the investment advisory fee structure was fair and reasonable and that approval of the agreements was in the best interests of each Fund and its shareholders.

In reaching their decision on the investment advisory agreement and the sub-advisory agreement (as well as the administrative services agreement), the Board took into account information specifically requested and furnished in connection with the approval process. During the process, the Independent Trustees considered the Adviser's and Sub-Adviser's activities on behalf of other clients.

The information obtained by the Board during the approval process also included a special report prepared by Lipper, Inc. ("Lipper"), an independent third-party analyst, comparing each Fund's proposed expenses with those of other funds deemed comparable to such Fund selected by Lipper ("Lipper Section 15(c) Report"). The Board reviewed the Lipper Section 15(c) Report and its usefulness in the approval process with respect to matters such as comparative fees, expenses and expense ratios. They concluded that the report was helpful in the performance of their duties.

In addition to the above and other matters considered by the Board throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board's decision. No single factor was determinative to the decision of the Board.

NATURE, EXTENT AND QUALITY OF SERVICES.

The Board reviewed the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser. In this regard, they reviewed each Fund's revenue-weighted investment approach and the Adviser's and Sub-Adviser's ability, respectively, to implement such approach. The Board reviewed each Fund's portfolio management team, including its performance in advising the other RevenueShares funds (and other similar accounts managed by such team), staffing, skills and compensation program. With respect to portfolio manager compensation, management of the Adviser and the Sub-Adviser assured the Board that each Fund's ability to replicate its corresponding performance of the revenue-weighted index is a significant component of incentive-based compensation. The Board noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. The Board discussed with management of the Adviser and the Sub-Adviser various other products, portfolios and entities that are advised by each of them and the relative fees of such accounts and reasons for differences with respect thereto and any potential conflicts. During the aforementioned meetings, the Board received and discussed the Adviser's and Sub-Adviser's compliance policies, proxy voting procedures and code of ethics. The Board noted that the Adviser and the Sub-Adviser do not have any soft-dollar arrangements.

The Independent Trustees also discussed the Adviser's ability to oversee: each Fund's security weighting allocations as compared to the Fund's underlying revenue-weighted index; each Fund's cash management and, if any, investing of securities lending collateral; and corporate developments in constituent securities to ensure that reconstitutions of a Fund are done according to the predetermined methodology. The Board also considered the services to be provided by the Adviser in its oversight of the Fund's administrator, custodian and transfer agent and the Sub-Adviser. They noted the significant amount of time and effort that had been devoted to structuring each Fund, obtaining the necessary exemptive relief from the U.S. Securities and Exchange Commission and arranging prospective service providers for the Fund.

The Independent Trustees discussed the replication method to be employed by the Sub-Adviser in adjusting each Fund's portfolio in response to changes in the underlying index. The Independent Trustees also discussed the Adviser's review and selection process with respect to the Sub-Adviser, and the Adviser's favorable assessment as to the nature and quality of the sub-advisory services expected to be provided by the Sub-Adviser.

Based on their review, the Board was satisfied with the nature and quality of the overall services to be provided by the Adviser and the Sub-Adviser, respectively, to each Fund and its shareholders and were confident in the abilities of the

Board Approval of Investment Advisory and Sub-Advisory Agreements (UNAUDITED) — continued

Adviser and Sub-Adviser, respectively, to implement the revenue-weighted investment approach of each Fund and to provide quality services to each Fund and its shareholders.

INVESTMENT PERFORMANCE.

The Board noted that, as each Fund had not yet commenced investment operations, there was no investment performance for each Fund. The Board did consider the investment performance of the Adviser with respect to other RevenueShares funds and other accounts managed by the Adviser that have similar revenue-weighted investment objectives. The Board also considered the investment performance of the Sub-Adviser with respect to other accounts managed by the Sub-Adviser that seek to track the performance of an index. Both the Adviser and the Sub-Adviser had had minimal tracking deviations compared to the respective underlying indexes.

COMPARATIVE EXPENSES AND ADVISER AND SUB-ADVISER PROFITABILITY.

The Board considered the cost of the services to be provided and the profits to be realized by the Adviser and the Sub-Adviser (and its affiliates) from their respective relationships with each Fund. The Board noted that the Adviser and Sub-Adviser could not report any financial results from their relationships with each Fund because each Fund had not yet commenced investment operations, and thus, the Board could not evaluate the Adviser's or Sub-Adviser's profitability with respect to each Fund. The Board, however, discussed the methods and processes for determining the profitability of the Adviser and the Sub-Adviser (and its affiliates) from providing investment advisory and sub-advisory services to each Fund once financial results become available. The Board also considered the extent to which the Adviser and Sub-Adviser may derive ancillary benefits from Fund operations.

In considering the appropriateness of the advisory fee charged to each Fund, the Board also reviewed and considered the advisory fees in light of the nature, extent and quality of the advisory services expected to be provided by the Adviser, including, but not limited to, the quality and experience of the portfolio managers. The Board also reviewed and considered the sub-advisory fee that would be payable by the Adviser to the Sub-Adviser in light of the nature, extent and quality of the advisory services expected to be provided by the sub-adviser. The Board noted that the Adviser, and not the Fund, will pay the sub-advisory fee to the Sub-Adviser.

The Independent Trustees compared both the services to be rendered and the proposed fees to be paid pursuant to other investment advisory contracts of the Adviser and the Sub-Adviser. The Independent Trustees considered the fees charged to other RevenueShares funds and other accounts managed by the Adviser and Sub-Adviser, respectively, with similar strategies to the Fund. The Board also noted that the sub-advisory fee rates to be charged by the Sub-Adviser were within the range of fees charged by the sub-advisory to other comparable accounts managed by it. The Board considered the proposed fee waiver and expense limitation arrangements that would be in effect for the first year of operation.

Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment advisory fee and total expense ratios of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate expense group.

RevenueShares Financials Sector Fund — The Board noted that the actual investment advisory fee (both including and excluding the proposed fee waiver and expense limitation arrangements) of the Fund was within the range of fees charged by other funds in the Fund's Lipper expense group. The Board also noted that the total expenses (both including and excluding the proposed fee waiver and expense limitation arrangements) of the Fund were within the range of total expenses of other funds in the Fund's Lipper expense group.

RevenueShares ADR Fund — The Board noted that the actual investment advisory fee (including, but not excluding, the proposed fee waiver and expense limitation arrangements) of the Fund was within the range of fees charged by other funds in the Fund's Lipper expense group. The Board also noted the total expenses (including, but not excluding, the proposed fee waiver and expense limitation arrangements) of the Fund were within the range of total expenses of other funds in the Fund's Lipper expense group.

RevenueShares Navellier Overall A-100 Fund — The Board noted that the actual investment advisory fee (including, but not excluding, the proposed fee waiver and expense limitation arrangements) of the Fund was within the range of fees charged by other funds in the Fund's Lipper expense group. The Board also noted the total expenses (both including and excluding the proposed fee waiver and expense limitation arrangements) of the Fund were within the range of total expenses of other funds in the Fund's Lipper expense group.

Board Approval of Investment Advisory and Sub-Advisory Agreements (UNAUDITED) — concluded

Based upon their consideration of all these factors, the Board determined that the level of profits (if any) to be realized by the Adviser and Sub-Adviser in providing services to each Fund was not expected to be excessive in view of the nature, quality and extent of services to be provided.

ECONOMIES OF SCALE.

The Board considered economies of scale realized by the Adviser and its affiliates as each Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment advisory fee charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. Since each Fund had not yet commenced operations, the Board concluded that economies of scale were difficult to consider at that time.

Trustees and Officers of the RevenueShares ETF Trust
(UNAUDITED)

Independent Trustees

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Vincent DiStefano One Commerce Square 2005 Market Street, Suite 2020 Philadelphia, PA 19103 Year of Birth: 1938	Trustee	Since 2006	Orthopaedic Surgeon since 1970.	6	None

Lawrence A. Goldberg One Commerce Square 2005 Market Street, Suite 2020 Philadelphia, PA 19103 Year of Birth: 1960	Trustee	Since 2006	Attorney since 1972.	6	None

James C. McAuliffe One Commerce Square 2005 Market Street, Suite 2020 Philadelphia, PA 19103 Year of Birth: 1951	Trustee	Since 2006	Retired. Police Officer from 1971 to 2004.	6	None

Christian W. Myers, III One Commerce Square 2005 Market Street, Suite 2020 Philadelphia, PA 19103 Year of Birth: 1952	Trustee	Since 2006	Firefighter from 1976 to present.	6	None

John J. Kolodziej One Commerce Square 2005 Market Street, Suite 2020 Philadelphia, PA 19103 Year of Birth: 1956	Trustee	Since 2007	Director of Finance, St. Francis Medical Center, from 2002 to present.	6	None

Interested Trustee

Vincent T. Lowry(3) One Commerce Square 2005 Market Street, Suite 2020 Philadelphia, PA 19103 Year of Birth: 1951	Chairman and Trustee; President	Since 2006	Chief Executive Officer, VTL, from 2004 to present; Managing Director, Smith Barney, Inc. from 1984 to 2004.	6	None

(1)  Each Trustee holds office for an indefinite term.

(2)  The "Fund Complex" consists of the Trust, which consists of six Funds.

(3)  Mr. Lowry is considered to be an "interested person" of the Trust as defined in the 1940 Act, due to his relationship with VTL, the Funds' investment adviser.

Trustees and Officers of the RevenueShares ETF Trust (UNAUDITED) — concluded

Officers

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Christopher C. Lanza(2) Three Canal Plaza, Suite 100 Portland, ME 04101 Year of BIrth: 1961	Treasurer	Since 2007	Director, ETF Services, Foreside Fund Services, LLC, 2007 to present; Vice President, Citigroup, from 2004 to 2007; Director, CMB Global Solutions, from 2000 to 2004.

Patrick J. Keniston(2) Three Canal Plaza, Suite 100 Portland, ME 04101 Year of BIrth: 1964	Chief Compliance Officer	Since 2009	Director, Foreside Compliance Services, since October 2008; Vice President, Citi Fund Services Ohio, Inc. (from 2005 to 2008); Attorney, Citigroup Global Transaction Services (from 2001 to 2005).

Jennifer Folgia One Commerce Square 2005 Market Street, Suite 2020 Philadelphia, PA 19103 Year of Birth: 1973	Secretary	Since 2006	Operations Manager, VTL, from 2004 to present; Sales Assistant, Smith Barney, Inc., from 1994 to 2004.

(1)  Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

(2)  Mr. Lanza and Mr. Keniston are affiliated persons of Foreside Financial Group, LLC, the principal underwriter to the Funds.

Supplemental Information
(UNAUDITED)

Federal Tax Status of Dividends Declared during the Tax Year

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction ("DRD"), and the individual qualified dividend rate ("QDI") is presented below.

	QDI	DRD
RevenueShares Large Cap Fund	100%	100.00%
RevenueShares Mid Cap Fund	100	100.00
RevenueShares Small Cap Fund	100	99.80
RevenueShares Financials Sector Fund	100	100.00
RevenueShares ADR Fund	100	—
RevenueShares Navellier Overall A-100 Fund	100	96.92

Special 2009 Tax Information

RevenueShares ADR Fund in accordance with Section 853 of the Internal Revenue Code intends to elect to pass through to its shareholders the credit for taxes paid in foreign countries during its fiscal year ended June 30, 2009. In accordance with the current tax laws, the foreign income and foreign tax per share (for a share outstanding as of June 30, 2009) is as follows:

	Dividend	Foreign Tax
Dollar Amount	$85,262	$10,607

Supplemental Information — concluded
(UNAUDITED)

Proxy Voting Policies, Procedures and Record

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (877)738-8870. This information is also available on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The RevenueShares ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC's website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

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Investment Adviser

VTL Associates, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Custodian

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Legal Counsel

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

Sub-Adviser

Mellon Capital Management Corp.
50 Fremont Street, Suite 3900
San Francisco, California 94105

Transfer Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young, LLP
Two Commerce Square
2001 Market Street, Suite 4000
Philadelphia, Pennsylvania 19103

RevenueSharesTM ETF Trust
One Commerce Square, 2005 Market Street, Suite 2020
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of their management, and other information.

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

www.RevenueSharesETFs.com | 877.738.8870

Item 2. Code of Ethics.

a). The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.

b). There have not been any changes to the Code of Ethics.

c). Not applicable.

d). During the period, Registrant granted no waivers from the provisions of its code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.

e). Not applicable.

f). Attached.

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, John J. Kolodziej. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2009: $ 82,000

2008: $ 56,000

b).  Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2009: $ 0

2008: $ 0

c). Tax Fees, the aggregate fees billed in each of the previous last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2009: $ 18,000

2008: $ 19,000

d).  All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2009: $ 0

2008: $ 0

e)             Audit Committee Pre-Approval Policies and Procedures.

(i)            Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(ii)           100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)            No response required.

(g)           The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the last two fiscal years is as follows:

2009: $ 18,000

2008: $ 19,000

(h)           Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a) The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and all independent Trustees are members of such committee.

(b) Not applicable.

Item 6. Schedule of Investments.

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)          The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls during the second fiscal quarter of the period covered by this report.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached.

(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry

Vincent T. Lowry, Chief Executive Officer

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry

Vincent T. Lowry, Chief Executive Officer

Date:	August 25, 2009

By:	/s/ Christopher Lanza

Christopher Lanza, Chief Financial Officer

Date:	August 25, 2009